As filed with the U.S. Securities and Exchange Commission on August 28, 2007

Securities Act File (No. 333-129081)

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 9	☒
(Check appropriate box or boxes)

AARP Funds

(Exact Name of Registrant Specified in Charter)

650 F Street, N.W.

Washington, DC 20004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

With copies to:

Larry C. Renfro	Marc R. Duffy, Esq.
AARP Funds	AARP Financial, Inc.
650 F Street, N.W.	650 F Street, NW, 4th Fl.
Washington, DC 20004	Washington, DC 20007-5208
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (b)

☒	On October 29, 2007 pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AARP FUNDS

…

Prospectus

October 29, 2007

…

AARP Aggressive Fund

AARP Moderate Fund

AARP Conservative Fund

AARP Income Fund

AARP Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds

This section describes our five mutual funds — first in summary, then in more detail. There’s information on each fund’s goal, strategies, costs, and overall risks. There’s also a table to help you find the funds that may be most appropriate for you. Before investing in any AARP fund, read this prospectus carefully.

Fund Summary		1
Who May Want to Invest	1
The Funds at a Glance	2
Past Performance	4
Fees and Expenses	6

Fund Details		8
Investment Policies: AARP Funds	8
Investment Policies: Underlying Funds	10
Risks of Investing	12
Who’s Who	16
Financial Highlights	20

Your Account

This section gives information that concerns your account with AARP Funds and how to do business with us. You’ll find step-by-step instructions for placing orders as well as descriptions of policies concerning your account. There is also information on dividends and taxes. At the end is a glossary; if you’re not sure about the meaning of a word you see in this prospectus, it may be explained there. And if you still have questions, please give us a call at the number below, and we will be happy to provide you with the information you need.

Buying and Selling Shares		22
How to Open a New Account	22
How to Add Money to an Account	24
How to Exchange Between Funds	25
How to Take Money Out of an Account	26

Account and Transaction Policies		27
Transaction Policies	27
Share Price Policies	29
General Business Policies	30

Distributions and Taxes		32

Glossary		33
General Investment Terms	33
Prospectus-Specific Terms	34

Questions? Call the AARP Financial Center at 1-800-958-6457.

The Funds

Fund Summary

Who May Want To Invest

The five AARP Funds cover a broad range of goals. Whether you are saving for retirement or college or are looking for a cash option, we have a fund that can meet your needs.

The table below shows eight common investor goals. A checkmark under a fund name means that fund could be an appropriate choice for the goal at the left. If you would like help determining whether a given fund is right for you, consult your financial adviser or an AARP Financial Center representative.

Which funds may be appropriate for various goals

Investor goals	AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund	AARP Income Fund	AARP Money Market Fund
Mainly seeking long-term gain	☒
Seeking a blend of regular income and long-term gain	☒	☒	☒
Mainly seeking regular income			☒	☒	☒
Investing for long-term goals	☒	☒	☒	☒
Investing for medium-term goals		☒	☒	☒
Investing for short-term goals				☒	☒
Earning a return while deciding where to invest					☒
Seeking a diversified, “all-in-one” investment	☒	☒	☒

The Funds at a Glance

AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund

Investment objective

Seeks growth of capital and some current income.	Seeks a balance of growth of capital and current income.	Seeks primarily current income, with some growth of capital.

Strategy Pursued by investing in underlying funds

Emphasizes stock investments over bond investments, with an indexing approach being used to choose individual securities. Seeks to maintain a specific asset allocation.	Emphasizes stock and bond investments equally, with an indexing approach being used to choose individual securities. Seeks to maintain a specific asset allocation.	Emphasizes bond investments over stock investments, with an indexing approach being used to choose individual securities. Seeks to maintain a specific asset allocation.

Asset class allocations	Asset class allocations	Asset class allocations

Comparative level of risk

High	Moderate	Low to moderate

Risk profile

The fund’s overall risk profile is likely to depend in large part on how stocks perform. Many factors can cause stock prices to fall, including negative economic or financial news, investor perceptions, market liquidity, and catastrophic events. International stocks can be more volatile than U.S. stocks. Although the fund’s exposure to bond investments is designed to help lower its overall risk, they do mean the fund is exposed to the risks of bond investing. See Risks of Investing, page X for more information.

The fund’s overall risk profile is likely to be affected by the performance of both stocks and bonds. Many factors can cause stock prices to fall, including negative economic or financial news, investor perceptions, market liquidity, and catastrophic events. International stocks can be more volatile than U.S. stocks. Bond prices typically fall when interest rates rise, and when economic pressures make bond issuers less creditworthy. See Risks of Investing, page X for more information.

The fund’s overall risk profile is likely to depend in large part on how bonds perform. Bond prices typically fall when interest rates rise, and when economic pressures make bond issuers less creditworthy. Because stocks are generally riskier than bonds, stock investments may have a disproportionate effect on the fund’s overall risk. See Risks of Investing, page X for more information.

2

AARP Income Fund	AARP Money Market Fund

Investment objective

Seeks current income and preservation of capital over the long term.	Seeks to maximize current income while providing for liquidity, the preservation of capital, and a stable $1.00 per share price.

Strategy Pursued by investing in underlying funds

Emphasizes bonds and other income-producing investments, through investments in a bond index fund and other income funds.	Invests exclusively in money market investments.

Asset class allocations	Asset class allocation

Comparative level of risk

Low	Very low

Risk profile

The fund’s overall risk profile is likely to depend in large part on how bonds perform. Bond prices typically fall when interest rates rise, and when economic pressures make bond issuers less creditworthy. See Risks of Investing, page X for more information.

The fund’s overall risk profile is likely to depend in large part on the behavior of short-term interest rates. When rates fall, the fund’s yield typically falls also. Over the long term, money market funds may not keep pace with inflation. Although the fund is designed to maintain a stable $1.00 share price, there is no guarantee that it will always be able to do so. See Risks of Investing, page X for more information.

Investing through underlying funds

While many mutual funds invest directly in securities (such as stocks and bonds), each of the AARP Funds invests in one or more other funds that in turn invest in securities. Among them, the AARP Funds use two different methods of investing in underlying funds (as they are called in this prospectus): fund-of-funds and master-feeder funds. These are explained more fully in the section Investment Policies: Underlying Funds that begins on page X.

Investing through underlying funds offers certain advantages to AARP Funds and their shareholders, including simplicity, diversification, and liquidity benefits.

Investing through the underlying funds adds certain risks as well. Although AARP Financial, the funds’ investment adviser, believes these risks are unlikely to be significant, these risks are discussed in the section Risks of Investing that begins on page X. All investors should be sure to read this section carefully before investing in any AARP fund.

3

Past Performance

This section shows the actual returns for each fund, on a year-by-year and average annual basis. This information is intended to help you understand the risks of investing in a fund. All figures assume that distributions were reinvested. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements.

The table below shows the annual return for the Aggressive, Moderate, and Conservative Funds. The Income and Money Market Funds are too new to have performance figures to show.

Remember that fund returns vary over time, and that future performance (both before and after taxes) may differ from past performance.

Annual total returns (%) as of 12/31

Best quarter: 5.91%, Q4 2006	Best quarter: 4.39%, Q4 2006	Best quarter: 3.92%, Q4 2006
Worst quarter: (1.25%), Q2 2006	Worst quarter: (0.84%), Q2 2006	Worst quarter: (0.55%), Q2 2006

Total return, 1/1/07–9/30/07:	Total return, 1/1/07–9/30/07:	Total return, 1/1/07–9/30/07:
X.XX% (not annualized)	X.XX% (not annualized)	X.XX% (not annualized)

4

The table at right shows average annual total returns, both before and after taxes. The after-tax figures:

•                  reflect an individual federal marginal income tax rate of XX% (the highest such rate as of December 31, 2006) but assume no state and local taxes

•                  may not reflect your actual after-tax performance

•                  may not be relevant to shares held in an IRA, 401(k), or other tax-advantaged retirement account

For comparison, the table also includes figures for three relevant indexes. The returns for each index assume that all dividends paid by securities in the index were reinvested.

Average annual total returns (%) as of 12/31/06

		Since
	1 Year	Inception(1)
AARP Aggressive Fund
Returns before taxes	13.36%	X.XX	%
Returns after taxes on distributions	12.53%	X.XX	%
Returns after taxes on distributions and sale of fund shares	8.66%	X.XX	%

AARP Moderate Fund
Returns before taxes	10.11%	X.XX	%
Returns after taxes on distributions	9.16%	X.XX	%
Returns after taxes on distributions and sale of fund shares	6.55%	X.XX	%

AARP Conservative Fund
Returns before taxes	6.96%	X.XX	%
Returns after taxes on distributions	5.60%	X.XX	%
Returns after taxes on distributions and sale of fund shares	4.49%	X.XX	%

Indexes
Lehman Brothers Aggregate Bond Index(2)	4.33%	X.XX	%
MSCI U.S. Investable Market 2500 Index(3)	15.70%	X.XX	%
MSCI Europe, Australasia and Far East (EAFE) Index(4)	X.XX %	X.XX	%

For the current seven-day yield of the Money Market Fund, please visit our web site at www.aarpfunds.com or call the AARP Financial Center at 1-800-958-6457.

(1)	The AARP Aggressive, Moderate and Conservative Funds all commenced operations on January 1, 2006.

(2)

An index containing a large variety of investment-grade U.S. and foreign bonds, covering three major categories: government and corporate bonds, mortgage-backed securities, and asset-backed securities.

(3)	An index containing about 2,500 securities listed on the New York and American stock exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes.

(4)	An index containing about 1,000 securities listed on the stock exchanges of 21 developed countries, excluding the United States and Canada.

5

Fees and Expenses

The AARP Funds are “no-load funds,” meaning that you pay no sales charge when you invest and no redemption fee when you take money out. However, as an investor in a fund, you do pay a share of that fund’s operating expenses, because these expenses are paid out of fund assets. The operating costs for each AARP Fund include costs for that fund itself as well as the fund’s share of costs for each underlying fund it invests in.

The table below shows the fees and expenses you may pay if you buy and hold shares of the funds.

	AARP Aggressive Fund		AARP Moderate Fund		AARP Conservative Fund		AARP Income Fund		AARP Money Market Fund
Shareholder fees – Paid directly from your investment
	None	(1)	None	(1)	None	(1)	None	(1)	None	(1)

Annual operating expenses – Directly or indirectly deducted from fund and underlying fund assets

Management fees	0.01%		0.01%		0.01%		0.01%		0.10	%(2)
Distribution and/or service (12b-1) fees(3)	0.20%		0.20%		0.20%		0.20%		0.20%
Other expenses	0.XX	%	0.XX	%	0.XX	%	0.XX	%	0.XX	%
Underlying fund fees and expenses(4)	0.XX	%	0.XX	%	0.XX	%	0.XX	%	0.00%
Total	0.XX	%	0.XX	%	0.XX	%	0.XX	%	0.XX	%

Contractual waivers and/or reimbursements(5)
	0.XX	%	0.XX	%	0.XX%		0.XX%		0.XX	%

Net annual operating expenses – After waivers and/or reimbursements(5)
	0.50%		0.50%		0.50%		0.50%		0.30%

(1)	Note that there is a fee (currently $5) for a redemption by wire.

(2)	Paid by the Underlying Money Market Fund to its investment adviser. By contract, AARP Financial receives no management fee for any period in which the fund is invested in a master-feeder structure.

(3)

The funds have adopted a so-called 12b-1 plan, which permits them to use fund assets to pay for the sales and distribution of their shares and for servicing activities. The underlying funds do not charge distribution or servicing fees and do not distribute their shares to the public.

(4)

Estimated. Except for the Underlying Money Market Fund, these represent a portion of the estimated aggregate fees and expenses of the underlying funds in which a fund invests. Each underlying fund’s fees and expenses may include advisory, transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses.

(5)

AARP Financial has agreed contractually to waive fees and/or reimburse expenses to cap each fund’s net annual operating expenses to the amounts shown here through November 1, 2008 (November 1, 2009 for the AARP Money Market Fund).

6

Expense example

This example is designed to help you compare the costs of the AARP Funds to those of other mutual funds.

Let’s say you invest $10,000 for the time periods shown in the “Hypothetical fees and expenses” table, and that your investment earns 5% a year. Let’s also say that the Net Annual Operating Expenses for each fund are as described in the fee table on the preceding page through November 1, 2008 for the Aggressive, Moderate, Conservative, and Income Funds, and through November 1, 2009 for the Money Market Fund, and after those dates the Total Annual Operating Expenses apply. Given all these assumptions, the table shows what you would pay in fees and expenses over one-, three-, five-, and ten-year time periods. Remember, this is not a real example. It is shown for comparison only. Actual costs and returns — both past and future — might be higher or lower.

Hypothetical fees and expenses

	1 Year		3 Years		5 Years		10 Years

AARP Aggressive Fund	$	XX	$	XXX	$	XXX	$	XXX

AARP Moderate Fund	$	XX	$	XXX	$	XXX	$	XXX

AARP Conservative Fund	$	XX	$	XXX	$	XXX	$	XXX

AARP Income Fund	$	XX	$	XXX	$	XXX	$	XXX

AARP Money Market Fund	$	XX	$	XXX	$	XXX	$	XXX

7

Fund Details

Investing Through Underlying Funds

For ease of description, throughout this prospectus many of the funds’ investment strategies and risks are discussed in terms of the funds investing directly in securities rather than investing in securities through each fund’s fund-of-funds or master-feeder structure.

How the AARP Funds invest in underlying funds

Master-feeder structure
Fund-of-funds structure These funds invest in two or more underlying funds, according to target allocations.	This fund invests in a single underlying fund designed for this purpose.

Investment Policies: AARP Funds

AARP Aggressive Fund

AARP Moderate Fund

AARP Conservative Fund

Primary investments

Each of these funds maintains investment exposure to a diversified portfolio (in plain English, a “broad mix”) of securities. The major asset classes for all of the funds are the same: U.S. stocks, international stocks, and bonds. However, each fund has its own target mix of these asset classes. Within each of the major asset classes, the funds rely on an indexing approach in choosing securities (see sidebar, page XX).

Over time, a fund’s actual asset mix will tend to change, due to differences in asset class performance. Each fund therefore intends to rebalance its asset mix from time to time (typically monthly or quarterly, but sometimes more often), in order to bring the actual mix back into line with the target mix.

Although it does not expect to do so very often, the funds’ management team may change a fund’s target mix without shareholder approval if the management team believes the change is consistent with that fund’s investment objective.

Secondary investments

As a fund’s assets grow, it may invest up to 10% of its assets in U.S. Treasury inflation-protection securities, small company stocks, emerging market stocks, and real estate investment trusts (REITs). These investments may be indexed or actively managed, but in either case, they are likely to have different risks from a fund’s primary investments, and they may change the overall risk characteristics of the fund.

8

Temporary defensive investments

A fund manager may, as a temporary defensive measure, raise cash levels or may choose to delay the rebalancing, or alter the allocation of, a fund’s asset mix. Factors influencing these decisions may include AARP Financial’s outlook for the economy, financial markets, and the relative value of different asset classes. Note that any temporary defensive measure represents a departure from a fund’s stated strategy, and that a fund is less likely to achieve its investment objectives during any time when it is investing for temporary defensive purposes.

Fund-of-funds structure

These funds invest through a fund-of-funds structure. In this structure, each fund invests its assets in a mix of three underlying funds:

•                  the U.S. Stock Market Portfolio (called the Underlying Stock Fund in this prospectus)

•                  the International Stock Market Portfolio (Underlying International Fund)

•                  the U.S. Bond Market Portfolio (Underlying Bond Fund)

Any secondary investments will be made through other underlying funds. For more about the underlying funds, see Investment Policies: Underlying Funds starting on page XX.

AARP Income Fund

Primary investments

This fund normally invests at least 75% of its assets in a diversified portfolio of bonds, with individual securities being chosen using an indexing approach (see sidebar, page XX).

The fund’s management team may change the fund’s investment mix without shareholder approval if the manager believes the change is consistent with the fund’s investment objective.

Secondary investments

The fund may invest up to 25% of its assets in other types of income-producing securities. As the fund’s assets grow, the list of potential securities in which this 25% may be invested could grow to include any or all of the following:

•                  money market instruments

•                  inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations

•                  high-yield, or “junk,” bonds (not more than 10% of total assets)

•                  foreign government and corporate bonds

•                  REITs

•                  stocks that pay high dividends

These investments may be indexed or actively managed, but in either case, they are likely to have different risks from the fund’s primary investments, and they may change the overall risk characteristics of the fund.

Temporary defensive investments

Depending on its outlook for the economy, financial markets, and other conditions, the fund’s manager may raise cash levels or otherwise take a temporary defensive position. Note that any temporary defensive measure represents a departure from a fund’s stated strategy, and that a fund is less likely to achieve its investment objectives during any time when it is investing for temporary defensive purposes.

Fund-of-funds structure

This fund invests through a fund-of-funds structure. In this structure, the fund normally invests at least 75% of its assets in the Underlying Bond Fund. For any money market investments, the vehicle of choice is the State Street Money Market Portfolio (Underlying Money Market Fund).

For more about the underlying funds, see Investment Policies: Underlying Funds starting on page XX.

AARP Money Market Fund

Investments

The fund invests exclusively in money market investments. Only investments that meet certain credit quality standards qualify as money market instruments.

9

Master-feeder structure

The fund invests through a master-feeder structure, in which various feeder funds can pool their assets in an underlying master fund to seek economies of scale.

Under this structure, the fund invests in the Underlying Money Market Fund, a master fund that has a substantially similar investment objective as the fund itself.

The fund may change to investing in another master fund or in money market instruments directly rather than through an underlying fund, if the fund’s Board of Trustees determines such a move would be in the best interests of the fund and its shareholders.

For more about the underlying funds, see Investment Policies: Underlying Funds starting on page XX.

Investment Policies:

Underlying Funds

Except for the Underlying Money Market Fund, each underlying fund is a series of AARP Portfolios, which is a separate registered investment company. The Underlying Money Market Fund is a series of a separately registered investment companies called the State Street Master Funds. Shares of the underlying funds are not offered by this prospectus and are not available for sale to the general public.

Except for the Underlying Money Market Fund, each underlying fund seeks to match the return of an index as closely as possible, before deduction of expenses of the underlying fund.

In pursuing its indexing strategy, an underlying fund, and in particular the Underlying Bond Fund, may use optimization and sampling techniques (see sidebar, next page). In carrying out these techniques, an underlying fund may invest to a limited extent in a variety of securities and derivatives that are not included in its index, including futures, options, exchange traded funds, cash, and other types of financial contracts and instruments in order to seek to track the performance of its index. The underlying funds will not use these derivatives for speculation or for the purpose of leveraging investment returns.

Underlying Stock Fund

Index

The index is the Morgan Stanley® Capital International (MSCI) U.S. Investable Market 2500 Index. This index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes covering approximately XX% of U.S. market capitalization. The index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 indexes.

Underlying International Fund

Index

The index is the MSCI Europe, Australasia and the Far East (EAFE) Index. This index includes about 1,000 securities listed on the stock exchanges of 21 developed countries, excluding the United States and Canada.

Underlying Bond Fund

Index

The index is the Lehman Brothers® Aggregate Bond Index. This index includes a large variety of U.S. and foreign bonds that are investment grade and taxable — nearly all the taxable investment-grade bonds in the U.S. bond market that are registered with the Securities and Exchange Commission and with maturities of more than one year. The index includes three major types of bonds:

•                  corporate and U.S. government bonds

•                  mortgage-backed securities, including mortgage pools securitized by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation

10

•                  asset-backed securities, including securities that are backed by credit card, auto, and home equity loans

The index may also include certain foreign corporate and government bonds that are denominated in U.S. dollars.

Credit quality of investments

The Underlying Bond Fund will only invest in fixed income securities that are considered “investment grade” — fixed income securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group or are considered to be of comparable quality by the Underlying Bond Fund’s investment sub-adviser.

Underlying Money Market Fund

The Underlying Money Market Fund’s investment adviser selects investments based on its view of what types of money market investments are the most attractive at the time of investment. Interest rates, imbalances in the supply and demand for a particular type of investment, and market conditions may make one type of investment more attractive than another for a period of time.

Types of investments

Normally, the Underlying Money Market Fund intends to invest more than 25% of its total assets in bank obligations. The Underlying Money Market Fund may invest in the following types of investments:

•                  instruments of U.S. and foreign banks, including certificates of deposit (CDs), bankers’ acceptances, and time deposits (TDs)

•                  U.S. Treasury bills, notes, and bonds

•                  other obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities

•                  commercial paper of U.S. and foreign companies, including Rule 144A and Section 4(2) securities

•                  asset-backed securities

•                  corporate obligations of U.S. and foreign companies

•                  variable and floating rate notes

•                  repurchase agreements

Because so-called Rule 144A and Section 4(2) securities are not sold to the public, they may be difficult to value or sell if they are not actively traded. The Underlying Money Market Fund will not invest more than 10% of net assets (measured at the time of purchase) in any Rule 144A securities or other types of securities that are considered to be illiquid (hard to sell) by the Underlying Money Market Fund’s investment adviser.

Indexes

An index is a list of securities representing a market or part of a market. The returns of the index itself do not reflect the costs that would be involved in actually investing in the securities represented in the index, such as fees and brokerage commissions. While no one can invest directly in the index – it’s only a list – you can invest in a fund whose goal is to track the performance of the index.

As noted in the main text, each of the underlying funds, except the Underlying Money Market Fund, seeks to track a particular index.

Index tracking techniques

There are several ways to track an index:

•                  Replication means buying every security in the index. Managers using this strategy try to make an exact or close replica of the index, buying the same securities in the same proportions as they are in the index.

•                  Optimization and sampling are investing techniques used by managers when it is expensive, impractical, or impossible to buy every bond or security in an index. These techniques are used when a fund is fairly new and growing in size. They are also used when an index is very large or contains securities that can no longer be bought.

The Underlying Stock Fund and Underlying International Fund are likely to rely on optimization and sampling until they have sufficient assets to use a replication strategy. The Underlying Bond Fund may have to rely on optimization and sampling indefinitely, because its index is very large (XXX different bonds, as of Month XX, 2007) and not all bonds in the index are readily available for investment.

11

Credit quality of investments

The Underlying Money Market Fund invests in highquality, U.S. dollar-denominated, money market instruments. These may include obligations that are:

•                  issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities (i.e., securities supported by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Treasury to lend to the issuer, or solely by the creditworthiness of the agency or instrumentality issuing or guaranteeing the security)

•                  rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (NRSROs), or by one NRSRO if only one NRSRO has rated the security

•                  unrated, but the investment adviser of the the Underlying Money Market Fund has determined that they are of comparable quality to the rated securities described above

Portfolio maturity

In keeping with SEC regulations, the Underlying Money Market Fund maintains a dollar-weighted average maturity of 90 days or less.

Risks of Investing

Risks Common to All AARP Funds

All investments involve risk. Before you make any decisions about investing in the funds, it’s important that you read and understand all the risk information in this prospectus (including the information here and in The Funds at a Glance).

With the AARP Funds, as with all mutual funds, there is no guarantee of performance. You should expect that the value of your investment will go up or down. You might lose money when you invest in a fund, or make less money than you expect. An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For each of the funds, the main risks are those associated with the securities held in the underlying funds. To the extent that a fund is exposed to a particular asset class, industry, geographic area, type of security, or securities issuer, it is exposed to the associated risks.

For example, because all of the funds except the money market fund hold bond investments, these four funds are all exposed to the risks of bonds. However, because the funds invest in bonds to varying degrees, the role that bond risks play in shaping a fund’s overall risk profile varies from fund to fund. Similarly all of the funds except the money market fund, may hold varying amounts of stock investments (which generally are riskier than bond investments). Because the funds invest in stock investments to varying degrees, the role that stocks play in shaping a fund’s risk profile varies from fund to fund.

With all mutual funds, there are also risks at the fund level, in addition to those that derive from the stocks, bonds, and other securities held by the fund (whether held directly or indirectly). For each of the funds, fund-level risks exist at both the fund level and the underlying fund level.

Risks of Individual Funds

The risk language in The Funds at a Glance is designed to give a brief summary of each fund’s overall risk profile. The table on the next page, and the risk descriptions that follow, are designed to offer a more detailed look at the individual risks that contribute to the funds’ risk profiles. The risks are listed alphabetically.

12

	Main risks	Additional risks

AARP Aggressive Fund	Credit risk	Derivatives risk
	Foreign risk – emerging markets	High-yield bond risk
	Foreign risk – stock markets	Manager risk
	Income risk	New fund risk
	Indexing risk	Rebalancing risk
Interest rate risk – bond investments
Market risk
Prepayment and extension risk
Small company risk
Stock market risk

AARP Moderate Fund	Credit risk	Derivatives risk
	Foreign risk – stock markets	Foreign risk – emerging markets
	Income risk	High-yield bond risk
	Indexing risk	Manager risk
	Interest rate risk – bond investments	New fund risk
	Market risk	Rebalancing risk
Prepayment and extension risk
Small company risk
Stock market risk

AARP Conservative Fund	Credit risk	Derivatives risk
	Income risk	Foreign risk – bond investments
	Indexing risk	Foreign risk – emerging markets
	Interest rate risk – bond investments	Foreign risk – stock markets
	Market risk	High-yield bond risk
	Prepayment and extension risk	Investment grade securities risk
	Stock market risk	Manager risk
New fund risk
Rebalancing risk
Small company risk
U.S. government securities risk

AARP Income Fund	Credit risk	Derivatives risk
	Income risk	Foreign risk – bond investments
	Indexing risk	High-yield bond risk
	Interest rate risk – bond investments	Investment grade securities risk
	Market risk	Manager risk
	Prepayment and extension risk	New fund risk
Real estate investment trust risk
Rebalancing risk
U.S. government securities risk

AARP Money Market Fund	Credit risk	Asset-backed securities risk
	Foreign risk – money market investments	Banking industry risk
	Inflation risk	Liquidity risk
	Interest rate risk –	New fund risk
	money market investments	Manager risk
	Money market fund risk	Master-feeder risk
Prepayment and extension risks
Repurchase agreement risk
U.S. government securities risk
Variable and floating rate securities risk

13

Risk Descriptions

Asset-backed securities risk The values of assetbacked securities can vary with changes in interest rates. Securities that are backed by unsecured debt (such as credit card receivables) carry higher credit risks, because there is no collateral to help cover any losses and because state and federal consumer credit laws tend to favor borrowers at the expense of investors.

Banking industry risk Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy, and general economic cycles.

Credit risk If the financial health of a security issuer declines, the price of its debt securities could decline or become more volatile, or the issuer could default on its securities (fail to pay interest or principal when due). High-yield securities have more credit risk than investment-grade securities.

Derivatives risk The use of derivatives exposes a fund to additional risks and costs, including:

•                  the risk that interest rates, securities prices, and currency markets will not move in the direction that a portfolio manager anticipates

•                  the risk that the price of a derivative does not correlate as expected with the prices of the securities, interest rates, or currencies the derivative was intended to reflect

•                  the fact that using derivative strategies requires different skills from general portfolio management

•                  the risk that it might be impossible to close out a derivatives position when desired

•                  the fact that derivatives could produce losses greater than the cost of the derivative; in some cases, the potential for loss is theoretically unlimited

•                  the risk that a counterparty will not perform its contractual obligations; this risk is greater with privately negotiated instruments

•                  the risk that closing out certain hedged positions could produce adverse tax consequences

Foreign risk – bond investments Any investment in a foreign issuer will have the risks of political and economic instability, poor regulation, insufficient issuer information, controls on currency, high taxes or tariffs, and the confiscation of assets. These risks may be greater in emerging or developing markets.

Foreign risk – emerging markets Securities markets of developing countries involve greater risks than those of more developed markets. Securities markets in developing countries are generally smaller, less liquid, more volatile, and more subject to manipulation than U.S. markets. Developing countries may have significant economic liabilities, such as inadequate infrastructures, obsolete financial systems, excessive regulation, significant international debt, volatile inflation rates, and environmental problems. Their economies may be heavily dependent on a limited number of export commodities, and their agriculture may be highly vulnerable to climate patterns. Developing countries also have higher risk of political instability, popular unrest, and armed conflict.

Foreign risk – money market investments U.S. dollar-denominated securities from foreign issuers can pose greater risks than those from U.S. issuers, for reasons that include less stringent regulation, accounting, and reporting practices, as well as the higher risk of political, financial, and economic events among other factors.

Foreign risk – stock investments Investments in foreign stocks may be more volatile than investments in U.S. stocks and may perform differently from the U.S. market. Foreign governments might change stock exchange rules, increase taxes or confiscate investors’ assets. The governments of foreign countries might be less stable than the U.S. government, and issuers in foreign jurisdictions might have less thorough regulation and accounting, auditing and recordkeeping requirements. It might cost more to invest directly in a foreign stock than it would to invest in a U.S. stock. Changes in foreign currency exchange rates could also affect the value in U.S. dollars of foreign securities.

14

High-yield bond risk High-yield bonds, also known as junk bonds, are rated below investment grade because there are doubts about whether the companies or entities that issue them will be able to pay interest and principal back on time. Junk bonds pay out higher interest rates than investment grade bonds because they are highly risky and considered speculative.

Income risk The rate of income that a fund or underlying fund generates may go up and down as interest rates go up and down. The amount of any dividends you receive will fluctuate over time.

Indexing risk By using an indexing strategy, a mutual fund forgoes the option of taking any steps to lessen the impact of market downturns. In addition, a mutual fund that uses an index strategy might not perform as well as the index it aims to match (“tracking risk”). The existence of mutual fund fees and expenses, which an index itself does not include, make this risk very likely. To the extent that a mutual fund seeks to overcome tracking risk through using derivatives, it increases its exposure to derivatives risk.

Inflation risk Over time, low-risk income investments may fail to keep pace with inflation, making them potentially a poor choice for long-term investing.

Interest rate risk – bond investments The market value of bonds typically goes down when interest rates go up. Longer-term bonds are generally more sensitive to interest rate changes, meaning they may suffer deeper declines in value than shorter-term bonds.

Interest rate risk – money market investments During periods of rising interest rates, money market fund yields may tend to be lower than prevailing market rates.

Investment grade securities risk While all securities rated at least Baa (by Moody’s) or BBB (by Standard & Poor’s) are considered investment-grade, those rated at the lower end of this spectrum may be somewhat riskier because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity risk A fund or underlying fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Manager risk The investment adviser of a fund or underlying fund may make investment decisions that fail to produce the intended result. These may include decisions about how to allocate assets among different underlying funds, when to rebalance a fund, when to change underlying fund allocations, or which securities to buy and sell and when.

Market risk The market values of stocks, bonds, and other securities may go up and down as securities markets react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors. In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or may last for extended periods.

Master-feeder risk A master fund’s performance could be hurt by large cash inflows or outflows created by one of its feeder funds.

Money market fund risk Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it may not succeed in doing so and you might lose money by investing in a money market fund.

New fund risk A fund might not reach or sustain an economically viable size, in which case fund management may determine to liquidate the fund at a time that may not be opportune for shareholders.

Prepayment and extension risks Because market prices for certain debt securities (such as mortgagebacked securities, asset-backed securities, and callable bonds) are based on expectations of how interest rates will behave, any unexpected behavior of interest rates can hurt performance for owners of these securities. For example, a drop in interest rates may mean a security is paid off earlier than expected, and the proceeds can only be reinvested at a lower rate. A rise in interest rates can mean that securities are paid off later than expected, leaving investors locked into below-market rates.

15

Real estate investment trust risk The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. Any stock issued by a REIT is also subject to stock market risk (see below).

Rebalancing risk A fund may temporarily stray from its target mix among the underlying funds and not perform as well as if it had invested according to the its target mix at all times.

Repurchase agreement risk A repurchase agreement allows a fund or underlying fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor a commitment to repurchase securities, the fund or underlying fund could lose money.

Small company risk The stocks of smaller, less wellknown companies are generally more volatile than large company stocks and may perform differently from the market as a whole. Compared to larger companies, small companies may be poorly understood by investors, have less access to cash and credit, and may be heavily dependent on a limited number of products, services, or technologies.

Stock market risk The value of stocks may decline in response to developments affecting a particular issuer, the issuing company’s industry, or general economic conditions. Price changes in stocks may be temporary or may last for an extended period of time.

U.S. government securities risk Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Variable and floating rate securities risk Variable rate securities readjust their interest rates on set dates. Floating rate securities readjust their interest rates whenever a particular interest rate changes. Interest rates on these securities are normally tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a bank. These securities have interest rate and credit risk. They also may have liquidity risk because it is not always easy to sell these instruments if the issuer defaults or a fund or underlying fund cannot exercise “demand” rights. Demand rights, which are normally a feature of these investments, allow an investor to demand that the issuer repay immediately all unpaid interest and return the principal, the original investment amount.

Who’s Who

Entities with Business Responsibilities

Trustees

The Board of Trustees for the AARP Funds oversees each fund and its investment strategies, and approves each fund’s agreements with its investment adviser and other service providers.

Investment Advisers and Sub-advisers

AARP Financial Incorporated (AARP Financial)

Two Highwood Drive, 2nd Floor

Tewksbury, MA 01876

SSgA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111

AARP Financial provides the overall investment program for each fund and manages each fund’s investment activities. This includes allocating assets to the underlying funds, deciding when to rebalance these allocations, and overseeing any sub-advisers. AARP Financial is also the investment adviser of all underlying funds except the Underlying Money Market Fund.

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which in turn is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to nearly 38 million members to advance a society in which everyone ages with dignity and purpose.

16

SSgA Funds Management, Inc. (SSgA FM) serves as the investment sub-adviser for all of the funds except the Money Market Fund. In this capacity, SSgA FM provides AARP Financial with asset allocation advice and rebalances the funds’ assets under AARP Financial’s direction.

For the Underlying Money Market Fund, SSgA FM serves as the investment adviser and is responsible for the day-to-day investment of assets. For all other underlying funds, SSgA FM is the investment subadviser. SSgA FM manages each underlying fund’s day-to-day investments.

SSgA FM manages over $XX billion in assets and is a wholly owned subsidiary of State Street Corporation. State Street Global Advisors (SSgA) is the investment management group of State Street Corporation and includes SSgA FM. SSgA manages approximately $X trillion in assets (all figures as of Month X, 2007).

Except for the Money Market Fund, each of the funds pays AARP Financial 0.01% of its average daily net assets annually to compensate AARP Financial for its advisory services to the fund. Each underlying fund (except the Underlying Money Market Fund) pays AARP Financial 0.05% of its average daily net assets annually to compensate AARP Financial for its advisory services to the underlying fund. AARP Financial pays SSgA FM for its sub-advisory services out of these fees.

The Money Market Fund has entered into an investment advisory agreement with AARP Financial that does not provide an investment advisory fee to AARP Financial when the Money Market Fund is invested in a master-feeder structure. If the Money Market Fund were not invested in a master-feeder structure, AARP Financial would receive an investment advisory fee, at an annual rate of 0.10% of average daily net assets.

For the Aggressive, Moderate, and Conservative Funds, the basis for the approving the investment advisory and sub-advisory agreements with AARP Financial and SSgA FM is discussed in the funds’ annual report to shareholders for the period ended June 30, 2006. For the Income and Money Market Funds such information is in the funds’ semi-annual report for the period ended December 31, 2006.

The funds and AARP Financial have received an SEC order that allows AARP Financial to have the ultimate responsibility, subject to Board oversight, to oversee sub-advisers and recommend their hiring, termination, and replacement, as well as change investment sub-advisory agreements, without shareholder approval. The effect of the order is to relieve the funds of legal requirements to obtain shareholder approval of these types of changes.

Administrator

AARP Financial provides administrative services to the funds, such as overseeing each fund’s operations and other service providers.

Sub-Administrator, Custodian, and Transfer Agent

As sub-administrator, State Street Bank and Trust Company (State Street) assists the administrator in providing administrative services. As custodian, State Street holds the funds’ assets, prices the funds’ shares, and oversees payment of dividend and capital gain distributions to shareholders. As transfer agent, State Street handles the opening of new accounts, processes orders to buy or sell shares, provides recordkeeping, and sends account statements and transaction confirmations to investors.

Distributor

ALPS Distributors, Inc. handles distribution, sales and marketing activities for the funds.

17

Portfolio Management Team

The following information applies to all funds except the Underlying Money Market Fund (the individual managers of money market funds are not listed in a prospectus).

Richard M. Hisey Chartered Financial Analyst

•                  Chief Investment Officer, AARP Financial

•                  Treasurer, AARP Funds

•                  Began investment career in 19XX

•                  Joined AARP Financial in 200X

As the funds’ portfolio manager, Mr. Hisey is responsible for implementing the funds’ overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the funds (based on the advice of SSgA FM), and overseeing and monitoring the activities of SSgA FM.

Previously, Mr. Hisey was Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on Russia. Before that, he was Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds. He has also held senior positions at The Bank of New York and Lexington Global Asset Managers, Inc. (now ING/Reliastar).

Mr. Hisey holds a BA and an MBA from the University of Connecticut.

Daniel Farley Chartered Financial Analyst

•                  Vice President, SSgA and SSgA FM

•                  Head, SSgA U.S. Global Asset Allocation team

•                  Began investment career in 19XX

•                  Joined SSgA in 200X

At SSgA, Mr. Farley is responsible for strategic/ tactical asset allocation and overlay clients in the U.S. He leads the team that handles SSgA’s responsibilities for the AARP Funds.

Mr. Farley’s previous responsibilities at SSgA include serving as a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy, managing tactical and static asset allocation portfolios, and leading the investment team for the firm’s Charitable Asset Management group.

Michael Lear

•                  Principal, SSgA and SSgA FM

•                  Portfolio Manager, SSgA U.S. Global Asset Allocation team

•                  Began investment career in 1997

•                  Joined SSgA in 200X

Mr. Lear is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management.

18

Michael O. Martel

•                  Vice President, SSgA and SSgA FM

•                  Portfolio Manager, SSgA U.S. Global Asset Allocation team

•                  Began investment career in 1992

•                  Joined SSgA in 1994

Mr. Martel is responsible for developing and implementing multi-asset class solutions for clients including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. He also oversees development of proprietary trading systems and assists in ongoing research. Previously, Mr. Martel was with SSgA’s Global Structured Products Group, specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA, Mr. Martel worked for the Mutual Funds Division of State Street Corporation.

Eduardo A. Borges

•                  Principal, SSgA and SSgA FM

•                  Portfolio Manager, SSgA U.S. Global Asset Allocation team

•                  Began investment career in 1998

•                  Joined SSgA in 2000

Mr. Borges manages active and passive portfolios for domestic and international strategies. He was previously an Operations Associate supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments, holding positions as Senior Cash Specialist and Portfolio Accountant.

For the portfolio management team of the underlying funds, see the funds’ Statement of Additional Information.

Payments for distribution and services

Each fund pays a distribution and shareholder services fee to ALPS Distributors, Inc., which is not affiliated with AARP Funds, AARP Financial, or SSgA FM. This fee covers the sale and distribution of a fund’s shares and servicing activities for shareholders.

This so-called 12b-1 fee (named after Rule 12b-1 under the Investment Company Act of 1940) may be as much as 0.20% annually of a fund’s average daily net assets. Of this amount, ALPS Distributors, Inc. in turn pays out approximately:

•                  0.14% of a fund’s net assets to AARP Financial (under a Services Agreement) for helping ALPS Distributors, Inc. with distribution and shareholder servicing activities, including creating advertising and marketing materials, educating call center personnel, and providing services to investors.

•                  0.05% of a fund’s net assets to AARP (under a Trademark Licensing Agreement) for the right to use the AARP name in the funds’ names and for access to AARP’s membership list.

These fees will increase the cost of your investment because they are paid out of fund assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular fund. AARP is not a registered investment adviser or broker-dealer.

19

Financial Highlights

These tables are intended to help you understand the financial performance of the funds. Certain information reflects financial results for a single fund share. “Total return” represents the rate that an investor would have earned or lost on an investment in each fund, assuming reinvestment of all dividends and capital gains.

[Financial Highlights to be added by amendment.]

20

[Financial Highlights to be added by amendment.]

21

Your Account

Buying and Selling Shares

How to Open a New Account

Key Considerations

•                  To open an account, you need to fill out a New Account Application (available on www.aarpfunds.com by choosing the “Forms and Documents” tab or by calling 1-800-958-6457, option 2, service representative).

•                  If opening an account with a single investment, the minimum investment is $100.

•                  If opening an account with an Automatic Investment Program, the minimum is just $25

•                  When you invest in the Money Market Fund, your investment has to be converted to federal funds. You will begin accruing dividends on the business day following the date this conversion occurs — generally the next business day.

•                  You cannot open a new account by wire.

•                  See Policies about buying shares on page XX.

Online

•                  Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                  Go to www.aarpfunds.com and select the “Open New Account” button.

•                  Follow the instructions for creating a new account.

By mail

•                  Get a New Account Application (see Key Considerations above). Be sure to choose the right application for the type of account you want to open.

•                  Complete a separate application for each type of account. All account owners must sign the application.

•                  Enclose a check made out to “AARP Funds” for your initial investment.

•                  Send by regular mail or overnight delivery to the appropriate address listed on page XX.

By Automatic Investment Program – Direct from Your Bank Account

•                  Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                  Get a New Account Application (see Key Considerations above). Be sure to choose the right application for the type of account you want to open.

•                  Complete the application, including the Automatic Investment Program sections, and send it by regular mail or overnight delivery to the appropriate address listed on page XX.

22

By Payroll Deduction – Direct from Your Paycheck

•                  Confirm that your employer offers this service.

•                  Get a New Account Application (see Key Considerations above). Be sure to choose the right application for the type of account you want to open.

•                  At the same time as you are getting your application, get a Payroll Deduction Form.

•                  Complete the application and the Payroll Deduction Form, and send them by regular mail or overnight delivery to the appropriate address listed on page XX.

•                  Provide your employer with a copy of the Payroll Deduction Form.

Types of Accounts Available

Individual or Joint Ownership Individual accounts must be registered to one person. Joint accounts can have two or more owners and provide for rights of survivorship. On individual or joint accounts, filling out a Transfer on Death (TOD) form, in addition to your account application, will allow your account’s assets to pass directly to a beneficiary and avoid probate. Forms are available from Shareholder Services and online.

Retirement A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your tax advisor for details about tax advantages or consequences. Types of retirement accounts available at AARP include:

•                  Traditional IRA

•                  Roth IRA

•                  Rollover IRA

•                  Simplified Employee Pension IRA (SEP-IRA)

•                  Simple IRA

Gift or Transfer to a Minor (UGMA, UTMA) Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he or she reaches the age of majority.

Coverdell Education Savings Account Formerly called an Education IRA, this account allows you to earn tax-deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.

Trust For assets held in a trust.

Business Entity Allows an authorized person of a corporation, partnership, or other entity to establish a business account.

Contact Information for Placing Orders

By regular mail	By overnight mail	By phone
AARP Funds	AARP Funds	1-800-958-6457, option 2,
P.O. Box 8035	c/o BFDS	service representative
Boston, MA 02266-8035	30 Dan Road
	Canton, MA 02021	Online
www.aarpfunds.com

23

How to Add Money to an Account

Key considerations

•                  Subsequent investments must be for at least $25. This includes electronic transfer payments for orders placed online or by phone.

•                  Before investing online, by phone, or through the Automatic Investment Program, you need to have already established this service. To establish this service, fill out the appropriate sections of the Shareholder Services Form (available on www.aarpfunds.com by choosing the “Forms and Documents” tab or by calling 1-800-958-6457, option 2, service representative).

Online

•                  Set up your account for investing online (see Key Considerations above).

•                  Go to www.aarpfunds.com and select the “Log in to Your Account” button.

•                  Access your account and follow the instructions for buying additional shares.

•                  Investments will be debited from your bank account and sent via electronic transfer.

By phone

•                  Set up your account for investing by phone (see Key Considerations above).

•                  To place your order using our 24-hour Automated Response System, call 1-800-958-6457 and select option 3, then follow the instructions for accessing your account and entering your order.

•                  To place your order through a service representative during business hours, call 1-800-958-6457 and select option 2, then provide the service representative with your order information.

By mail

•                  Use the Additional Investments slip that comes with your quarterly statement, or write a letter of instruction with the account owner name(s), account number, and fund name, signed exactly as shown in the account registration.

•                  Enclose a check made out to “AARP Funds” for the amount you want to add to your account.

•                  Send by regular mail or overnight delivery to the appropriate address listed on page XX.

By wire

•                  Instruct your bank to wire your investment to:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02120
ABA # 011000028
DDA# 9905-684-8
FBO: AARP Funds

•                  Also include the following information:

•                  Your account number

•                  The name(s) of account owner(s)

•                  The tax ID number

•                  The fund name

•                  The name and address of the financial institution wiring the money

By Automatic Investment Program – Direct from Your Bank Account

•                  Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                  Set up your account for investing through the Automatic Investment Program (see Key Considerations above).

By Payroll Deduction – Direct from Your Paycheck

•                  Confirm that your employer offers this service.

•                  Download a Payroll Deduction Form by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “Account Maintenance and Service Forms” link.

•                  Alternatively, request a Payroll Deduction Form by calling 1-800-958-6457.

•                  Complete the form and send it by regular mail or overnight delivery to the appropriate address listed on page XX.

•                  Provide your employer with a copy of the form.

24

How to Exchange Between Funds

Key Considerations

•                  You may exchange shares of any fund for shares of any other fund at no charge.

•                  For any order to sell shares, you will need to give us the following information:

•                  account owner(s)

•                  tax ID number

•                  account number

•                  the dollar amount or the number of shares

•                  Because an exchange is treated as a sale for tax purposes, be aware before you place your order that there may be a capital gain or loss that affects your taxes.

•                  Note that the name of the account owner(s) and tax identification number must be the same on the two accounts involved in the exchange.

•                  For IRA accounts, an exchange will result in the annual IRA custodial fee being charged to both the old and new accounts.

•                  See Policies about exchanging and selling shares on page XX.

Online

•                  Go to www.aarpfunds.com and select the “Log in to Your Account” button.

•                  Access your account and follow the instructions for exchanging shares.

By phone

•                  To place your order using our 24-hour Automated Response System, call 1-800-958-6457 and select option 3, then follow the instructions for accessing your account and entering your order.

•                  To place your order through a service representative during business hours, call 1-800-958-6457 and select option 2, then provide the representative with your order information.

By mail

•                  Write a letter of instruction that includes all required information (see Key Considerations above).

•                  Make sure all registered owners sign the letter exactly as shown in the account registration.

•                  Send by regular mail or overnight delivery to the appropriate address listed on page XX.

25

How to Take Money Out of an Account

Key Considerations

•                  For any order to sell shares, you will need to give us the following information:

•                  account owner(s)

•                  tax ID number

•                  account number

•                  the dollar amount or the number of shares

•                  Phone orders to sell shares are limited to $50,000 worth of shares per fund per account per day.

•                  In certain cases, such as orders to sell more than $50,000 worth of shares, you will need to place your order by mail and it will need to have a Medallion signature guarantee (see page XX).

•                  Before placing orders to sell online or through the Systematic Withdrawal Plan, or any phone orders that you want redeemed via wire or electronic transfer, you must already have established this service. To establish this service, fill out the appropriate sections of the Shareholder Services Form (available on www.aarpfunds.com by choosing the “Forms and Documents” tab or by calling 1-800-958-6457, option 2, service representative). Exception: if you are making a one-time withdrawal and we already have your bank account information, you do not need to fill out this form.

•                  See Policies about exchanging and selling shares on page XX.

Online

•                  Set up your account for placing orders to sell online (see Key Considerations above).

•                  Go to www.aarpfunds.com and select the “Log in to Your Account” button.

•                  Access your account and follow the instructions for selling shares.

•                  Select the “Sell Your Shares” link and access your account. Investments will be sent to your bank account via electronic transfer.

By phone

•                  If you want to receive proceeds by wire or electronic transfer, set up your account for this feature (see Key Considerations above). If you do not have this feature in place, we will send a check to the address of record on the account. Wire transfers can only be requested through a service representative.

•                  To place your order using our 24-hour Automated Response System, call 1-800-958-6457 and select option 3, then follow the instructions for accessing your account and entering your order.

•                  To place your order through a service representative during business hours, call 1-800-958-6457 and select option 2, then provide the representative with your order information.

By mail

•                  Write a letter of instruction that includes all required information (see Key Considerations above).

•                  Make sure all registered owners sign the letter exactly as shown in the account registration.

•                  Send by regular mail or overnight delivery to the appropriate address listed on page XX.

•                  We will send a check to the address of record on the account.

By Systematic Withdrawal Program

•                  Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                  Set up your account for Systematic Withdrawal Plan (see Key Considerations above).

•                  At the time of each requested withdrawal, we will either send a check to the address of record or an electronic transfer to your bank account, depending on how you have set up the service.

By checkwriting (Money Market Fund only)

•                  Download a Checkwriting Authorization Form by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “Account Maintenance and Service Forms” link.

•                  Alternatively, request a Checkwriting Authorization Form by calling 1-800-958-6457, option 2, service representative.

•                  Complete the form and send it by regular mail or overnight delivery to the appropriate address listed on page XX. Note that if you are adding this service to an existing account, you must obtain a Medallion signature guarantee. See page XX.

•                  You may begin writing checks as soon as your checks arrive in the mail. There is currently no fee for checking and no limit on the number of checks you may write, but each check must be for at least $250. Note that you may not close your Money Market Fund account by writing a check.

26

Account and Transaction Policies

Transaction Policies

Charges and fees

The only costs associated with the funds are those described earlier in the Fund Expenses section, and certain incidental fees associated with specific services or accounts. These fees include:

•      A $10 annual maintenance fee (per fund) for each IRA and Coverdell Education Savings Account.

•      A $5 fee for each wire we send for you. (We do not charge you to receive a wire, although your bank may charge you to receive a wire from us).

General policies about transactions

•      Any order to buy, exchange, or sell shares must be complete and received in good order by the servicing agent for a fund to act on it.

•      If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

•      Any order request received after a fund’s close of business is considered to have been received on the next business day.

•      We do not accept requests to hold a transaction for a future date.

•      If you invest in a fund through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees. We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

•      We do not pay interest on uncashed checks. You should cash distribution checks promptly.

•      Wires cannot be sent on days when the Federal Reserve is closed (even if the funds are open for business). This includes Columbus Day and Veteran’s Day. Wire orders to buy or sell shares that are placed on such days will be processed on the next day that both the funds and the Federal Reserve are open.

•      If you have difficulty contacting us by phone or online, we suggest that you send your signed transaction request by regular mail or overnight delivery. Use the appropriate address found on page XX.

Policies about buying shares

•      When opening new accounts, we accept ONLY electronic transfers and checks (including bank drafts and cashiers checks) in U.S. dollars, drawn on U.S. banks.

•      Sorry, but we DO NOT accept:

•      starter checks

•      cash

•      travelers checks

•      money orders

•      credit or debit cards

•      third-party checks except IRA rollover checks

•      You cannot use a business check to buy shares for a non-business account.

•      If you buy shares by check or electronic transfer, we may delay the payment of redemption proceeds for up to 15 days, while these transactions clear through the banking system.

•      We reserve the right to reject any offer to buy shares if we believe that doing so is in the best interests of a fund’s shareholders.

Policies about exchanging and selling shares

•      By signing up for “electronic transactions,” you have a choice as to how your money is sent to your bank account, either as an electronic transfer or wire transfer. With a wire transfer, the money is received by your bank as “good funds,” but you may incur additional charges. With an electronic transfer, there may be a delay in the accessibility of your funds, but there are no additional charges.

•      To receive proceeds by wire transfer or electronic transfer, you must have established this feature on your account before initiating the redemption.

27

Wire proceeds are normally sent the next business day after we receive your order in good form, and are available for immediate use.

•      Although by law we may take up to seven days to send out your sale proceeds, with a check or an electronic transfer, proceeds are normally sent on the next business day after we accept your order. Note that there may be a delay of up to seven days between when the receiving bank posts the money to your account and when you are able to draw on the money.

•      Checks for proceeds are normally sent by regular mail. If you like, you can request overnight delivery; the delivery charges will be deducted from the redemption proceeds. Standard charges will apply.

•      With regard to checkwriting, the Money Market Fund reserves the right to charge for, or to terminate, this service at any time. When a check is written on a Money Market Fund account, dividends and distributions will continue to be paid up to the day the check is presented for payment.

Transactions that require a Medallion signature guarantee

A Medallion signature guarantee provides you and the funds with an additional level of protection against the possibility of fraud on your account. We require a Medallion signature guarantee in the following circumstances:

•      Orders to sell more than $50,000 worth of shares.

•      When you want the sale proceeds sent to an address or bank that is not the address or bank of record for the account, or that has been the address or bank of record for less than 30 days.

•      When you want the sale proceeds made payable to someone other than the registered account owners.

•      When you want to receive the sale proceeds by wire transfer or electronic transfer, but this account privilege has not been activated in advance of your sell order.

•      When you want to receive the sale proceeds by wire transfer or electronic transfer to an account that is not listed as the account of record for transfers.

You can get a Medallion signature guarantee from a financial institution, broker, dealer or clearing agency that is a participant in any of these programs:

•      Securities Transfer Agents Medallion Program

•      Stock Exchanges Medallion Program

•      New York Stock Exchange Medallion Signature Program

You cannot get a Medallion signature guarantee from a notary public nor can a notarization substitute for one.

Restrictions on excessive trading

All funds except the Money Market Fund The funds do not accommodate excessive trading. Whether motivated by so-called market timing techniques or by other purposes, excessive trading is inconsistent with the funds’ investment goals and has the potential to interfere with efficient fund management and to raise costs for shareholders.

Consistent with policies approved by the Board of Trustees, we monitor large trades in fund shares as well as “round trip” trades (purchases followed by redemptions or exchanges). If we find any behavior that, in our view, constitutes inappropriate or excessive trading, we may take any of the following steps with the shareholders we believe are responsible:

•      issue a warning

•      restrict the use of convenient methods to submit redemption or exchange orders (such as by internet or phone)

•      accept only orders to sell shares

We may take these steps at any time, without any obligation to provide prior notice (although we will, when it is reasonable to do so, attempt to give prior notice), and without any liability for any consequences that may arise, such as an uncompleted exchange.

With omnibus accounts (accounts held by an intermediary on behalf of many individual clients), we may take any of the following steps:

•      treat the omnibus account as a single investor and limit its trades accordingly

28

•      require the intermediary to provide information about trading orders on accounts within the omnibus account

•      instruct the intermediary to take appropriate action against individual clients

While the funds intend to be vigorous in their efforts, excessive trading can sometimes be difficult to detect. The funds therefore cannot guarantee that their efforts will be successful in eliminating such activities and their detrimental effects.

Money Market Fund Because the fund is intended to serve as a liquid, short-term investment, it has no specific limits on trading frequency. However, trading activity in Money Market Fund shares will be monitored as part of detection and enforcement efforts associated with the other funds’ excessive trading policies.

Share Price Policies

How a fund’s share price is calculated

The price at which you buy or sell shares is the net asset value per share (NAV). Each fund’s NAV is calculated every business day as of the close of regular trading on the New York Stock Exchange (NYSE) — normally 4:00 PM Eastern time, but sometimes earlier. Each fund’s NAV is calculated this way:

Net assets		Number of
(total assets	÷	shares	=	NAV
minus liabilities)		outstanding

To the extent that a fund’s assets consist of investments in underlying funds, the fund will calculate its share price using the NAV of each applicable underlying fund in calculating its own NAV.

The underlying funds (other than the Underlying Money Market Fund) calculate their share price using the same formula as the funds. Bonds in an underlying fund generally are valued using quotes from bond dealers or bond pricing services. Stocks in an underlying fund generally are valued at their market price on the primary exchange where they are traded.

In order to help it meet its goal of maintaining a steady $1.00 NAV, the Underlying Money Market uses the amortized cost valuation method to value its portfolio instruments. In this method, an instrument is initially valued at its actual cost, and over time its value is assumed to move in a straight line toward its value at maturity, regardless of actual market value.

Fair-value pricing

If the market price for a given security is not readily available, or if there is reason to believe that the most recent market price does not accurately reflect current value, the underlying fund will determine a fair value for it, using a method approved by the Board of Trustees of the underlying fund. For example, an underlying fund might need to determine the fair value of a security if an event that would affect market pricing occurs after trading in that security is closed for the day, but before 4:00 PM Eastern time, when NAV is calculated. This occurs most frequently with international stocks that are traded on exchanges that close many hours earlier.

Because fair-value pricing involves judgment, a fair-value price will generally differ from the last market price or quote, and potentially also from the next market price or quote to become available. Because of this, a NAV calculated using fair-value prices may be higher or lower than what it would have been if the last reported or next-available market price or quote been used.

The share price for your transaction

All funds except the Money Market Fund On any business day, if a fund receives your request to buy, exchange, or sell shares before closing time on the NYSE, it will use that day’s NAV as the price for your transaction. If a fund receives your request after closing time, it will use the next business day’s NAV for your transaction.

Any time that we need more information before we can complete a transaction you requested, we will use the NAV as of the business day we receive all the required information for your transaction.

29

Money Market Fund With investments, the actual purchase of fund shares occurs one business day after the business day on which the fund receives the investment as federal funds. (As with the other funds, investments received after the close of business are treated as having arrived on the next business day.) Dividends will accrue through the day of the redemption. Policies for selling shares are the same as for the other funds.

General Business Policies

Eligible investors

In general, shares of the funds are available for sale only in the U.S. and its territories, and only to U.S. residents who have a Social Security Number. However, there are some exceptions — for example, shares can be sold to members of the U.S. military based outside the United States.

Verifying your identity

In accordance with the USA PATRIOT Act and related regulations, when you apply to open a new account in any fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we have the option of declining your application and returning your initial investment.

After your account is established, a fund is required to take steps to verify your identity, such as checking your information against various databases. If a fund is unable to verify your identity from the information you provide, you may be restricted from making purchases or transferring shares, or your account may be closed and the proceeds (which are calculated using the next available NAV) will be sent to you.

In such a case, your proceeds may be more or less than the amount you paid for your shares, and the sale may be a taxable transaction.

Automatic Investment Program

This program lets you set up regular, automatic investments in the fund(s) of your choice. It can be used on any type of fund account. The money for the investments can come from your bank account or your paycheck.

Note that if two scheduled investments in a row are denied because of insufficient funds, we may cancel your Automatic Investment Program.

The funds’ business days

Each fund is open for business every day the NYSE is open for business. This is normally Monday through Friday, except when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. A fund may suspend redemptions or postpone payment dates on any other day when the New York Stock Exchange is closed or when its trading is restricted, or as otherwise permitted by the SEC.

Reporting of fund turnover rates

All mutual funds (except money market funds) are required to report their turnover rate, which is simply the portion of a fund’s investments that were traded for new ones in one year.

To the extent that a fund invests primarily in underlying funds rather than directly in securities, its turnover rate is not really meaningful (since most of the active trading of securities occurs within the underlying fund). Therefore, AARP Financial anticipates that each fund will have a turnover rate of less than 100% (generally significantly less). A higher turnover rate (over 100%) usually means higher costs due to brokerage expenses and taxes on capital gains.

At the underlying fund level, turnover also is expected to be low because of the indexing strategy: the underlying funds (other than the Underlying

30

Money Market Fund) are designed to invest for the long term, and generally buy and sell investments only to adjust to changes in the target indexes.

Reporting of fund holdings

All mutual funds (including the underlying funds) must report their holdings within 60 days of the end of each calendar quarter. The holdings of each fund are available at www.aarpfunds.com after the funds have filed the required information with the SEC.

For more information on how we handle the disclosure of portfolio holdings, consult the funds’ Statement of Additional Information.

Precautions against fraud

For your security, the funds take precautions to help ensure that all orders received are authentic, whether those orders are placed in writing, by telephone, online, or through the Automated Response System. For instance, callers must verify personal identification information, and calls may be recorded.

It’s important to understand that so long as a fund has taken reasonable precautions, it is not responsible if any fraud does occur. If you want to be certain you are protecting your account from fraudulent telephone orders, the only way is to decline telephone privileges on your account application. If you make transactions online, be sure to safeguard your user name and password, and use security programs to protect your computer.

Our right to change policies

Except as noted in this prospectus and the Statement of Additional Information, each fund has the right to change any of its investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, without prior notice to shareholders, when it believes it is in the best interest of a fund:

•      add, change, or discontinue conditions for account service, account privileges, or buying shares

•      accept initial investment by telephone

•      freeze an account when there is a dispute between account owners, or when a fund believes a transaction is fraudulent

•      redeem an account (sell all its shares) without the owners’ permission when a fund believes there has been fraudulent or illegal activity

•      change and introduce any fees

These changes may affect all investors of a fund, or only certain groups.

31

Distributions and Taxes

About mutual fund distributions

Mutual funds earn income, in the form of dividends and interest from securities they hold. They may also realize capital gains if they sell securities for more than they paid for them. Each fund will distribute its income and net capital gains to investors — who, in turn, are responsible for paying any required taxes on the distributions they receive.

Timing of distributions

Each fund generally pays capital gains distributions (if any) in December. Even with normal investment activity, the amount may vary considerably from year to year.

Each fund generally pays income distributions (if any) as follows:

•      AARP Aggressive Fund and AARP Moderate Fund: June and December

•      AARP Conservative Fund: March, June, September, and December

•      AARP Income Fund: monthly

•      AARP Money Market Fund: declared daily, paid as of the last business day of each month

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the same fund (known as dividend reinvestment). Either way, you are liable for tax on them. If you do not tell us how you want your distributions paid, your distributions will be reinvested.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in a mutual fund, including the following issues:

•      Your tax consequences will depend on whether you have invested through a regular account or a tax-deferred account such as an IRA.

•      Depending on how long a fund holds securities before selling them, its distributions will be classified as either short-term or long-term capital gains or losses. Distributions from net short-term capital gains will generally be taxed as ordinary income. Because different tax rates apply, the funds will supply information on whether distributions are treated as ordinary income or long-term capital gains for tax purposes.

•      No matter how long you have held shares in a fund, you will receive distributions when they are paid and you will be liable for taxes on them. For shares that are not in an IRA or other tax-deferred account, it is generally wise not to buy shares shortly before a distribution is paid. By waiting until just after the distribution is paid, you will reduce your tax burden for that year.

Tax consequences of exchanging or selling shares

Just as a fund realizes capital gains when securities are sold at a higher price than originally paid, you may realize a capital gain on your own transactions. That is, if you sell or exchange shares of a fund at a higher price than you paid, you will likely owe taxes on the resulting capital gain. Of course, the reverse is true as well: if you sell or exchange shares at a loss, you might be able to deduct the loss on your tax return, subject to certain limitations under the tax laws. You should be aware that state and local taxes may apply, as well as federal income tax.

Backup withholding

You must certify that you have provided the funds with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account.

32

Glossary

General Investment Terms

asset-backed security A security that pools loans, such as credit card, auto, or home equity loans. Principal and interest payments are collected and passed through to investors.

bonds Investments that pay interest (often a fixed amount) to investors. Typical issuers include corporations, federal or state governments, and entities sponsored by or associated with governments. A bond is essentially an IOU. It represents a debt owed by the issuer (as opposed to stocks, which represent shares of ownership in the issuer). In the event that an issuer goes bankrupt or otherwise encounters financial difficulties, its bondholders generally have priority over stockholders.

commercial paper A debt instrument issued by a corporation (typically to meet short-term financial needs) that normally must be paid back within 270 days.

current income Money paid out to investors, such as bond interest.

derivative In general, a financial contract whose value is based on a traditional security (such as a stock or bond), on an index, or on the difference between two or more securities or indexes.

dividends Money paid by a mutual fund or by a stock-issuing company to the investors who own shares of the fund or of the company’s stock. Stock dividends are generated by the issuing company’s business operations. Mutual fund dividends are generated by interest or dividends the fund receives from investments it owns.

dividend reinvestment Using dividends to buy additional shares of the investment paying the dividend, instead of taking the money as a cash payment.

emerging market A country whose stock and bond markets are still developing, such as many countries in Asia, Latin America, Eastern Europe, and Africa.

fair value A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

good order A purchase, exchange or redemption order is in “good order” when a fund, or its agent, receives all required information, including properly completed and signed documents.

growth of capital With mutual funds, the growth in value of an investment through an increase in a fund’s share price, which is based in turn on a net increase in the value of the fund’s holdings.

interest Money paid by a bond issuer to investors who, in effect, have loaned the issuer money by buying its bonds.

market price The last reported price of a security on a market where that security is bought and sold.

Medallion signature guarantee A stamp or seal from an approved financial institution that participates in one of the three recognized Medallion programs. The stamp or seal guarantees that your signature is authentic. See also page XX.

money market instruments Short-term, liquid investments that usually mature within 13 months. Examples of money market instruments are U.S. Treasury bills, bank certificates of deposit, repurchase agreements, commercial paper, and bankers’ acceptances.

mortgage-backed security A security of an issuer that pools mortgages. Principal and interest payments on the mortgages are collected and passed through to investors.

net asset value per share (NAV) The price of a single share of a mutual fund.

omnibus account A single account held by an investment professional on behalf of many investors.

preservation of capital The preservation of the value of an investor’s investment.

33

real estate investment trust (REIT) A security that is issued by a company that invests in real estate (either by owning property directly or through mortgages) and that trades on a stock exchange.

rebalance To maintain a target mix of stocks, bonds, and other assets.

SEC The Securities and Exchange Commission has primary responsibility for enforcing the federal securities laws and regulating the U.S. securities industry and markets.

share price See “net asset value per share.”

small company stock Generally, stock of a company whose total market value is between $250 million and $1 billion.

stocks Investments that represent a share of ownership in a company. Stocks are traded on markets or exchanges where their prices can go up or down in response to supply and demand. Some stocks also pay dividends.

total return The total gain or loss of a mutual fund, including all dividends, interest, and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

tracking error The difference between the performance of an index fund and the index it tries to match.

yield The amount of income (meaning interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

Prospectus-Specific Terms

fund, funds One, some, or all five of the mutual funds offered in this prospectus.

SSgA FM SSgA Funds Management, Inc.

Underlying Bond Fund The U.S. Bond Market Portfolio.

underlying funds Currently the U.S. Bond Market Portfolio, the U.S. Stock Market Portfolio, and the International Stock Market Portfolio, each a series of AARP Portfolios, and the State Street Money Market Portfolio, a series of the State Street Master Funds. Other underlying funds may be offered in the future.

Underlying International Fund The International Stock Market Portfolio.

Underlying Money Fund The State Street Money Market Portfolio.

Underlying Stock Market Fund The U.S. Stock Market Portfolio.

34

Notes

For More Information

Annual and semi-annual reports

Each report includes financial statements and the annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance (other than the Money Market Fund).

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds, such as the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the funds, as well as more information on how we handle the disclosure of portfolio holdings. The funds’ annual and semi-annual reports and the SAI are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the latest annual or semiannual report to shareholders, the SAI, or other information about the funds or your account, please contact us:

By phone 1-800-958-6457

Monday–Friday, 8:00 AM to 6:00 PM Eastern time

By email info@aarpfunds.com

Online www.aarpfunds.com

By regular mail

AARP Funds

P.O. Box 8035

Boston, MA 02266-8035

By overnight mail

AARP Funds

c/o BFDS

30 Dan Road

Canton, MA 02021

You can also review and copy information about the funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. (call the SEC at 202-551-8090 for more information). Reports and other information about the funds are also available in the SEC’s EDGAR Database at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following:

By email publicinfo@sec.gov

By regular or overnight mail

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Investment Company File No. 811-21825 ARP-PR-007-0207

Privacy Policy Notice

This privacy policy notice summarizes how AARP Financial Incorporated (AFI) and AARP Funds (funds and collectively with AFI, we, our, or us) plan to protect our customers’ (your) nonpublic personal information (Information).

Our commitment to safeguarding your privacy

We value your trust and continue to recognize the importance of holding your Information as confidential.

We will do our best to use your Information responsibly in order to protect you from fraud, and comply with legal obligations.

We will require companies with which we do business to use any Information we provide appropriately and to safeguard the confidentiality of such Information.

We collect the following categories of Information about you

We collect Information about you from the following sources:

•                  Information we receive from you on applications or other forms, on our web site or through other means;

•                  Information we receive from your transactions, correspondence and other communications with us; and

•                  Information we receive from you in connection with providing you a financial product or service.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former shareholder to anyone, except as permitted or required by law. All Information may be shared among the funds or between a fund and AFI, including its affiliates, AARP and AARP Services, Inc. to provide products or services to you or to make a solicitation for marketing purposes related to financial products or nonfinancial products such as membership in AARP.

We may disclose all Information about you or any former customer to the following types of affiliated and nonaffiliated third parties:

•                  financial service providers that assist us in maintaining or servicing your accounts, such as securities broker/dealers, the distributor of any funds for which AFI provides investment advisory services, transfer agent, printers and those who assist with mailing and other services that are typically provided to funds as well as financial service providers who do not assist us in maintaining or servicing your accounts, such as companies engaged in banking, credit cards, consumer finance, securities and insurance;

•                  nonfinancial companies, such as service providers that fulfill information requests, as well as nonfinancial companies engaged in direct marketing and the selling of consumer products and services; and

•                  others, such as joint account holders and those with whom you have consented to our sharing your Information.

We may also disclose all of the Information we collect to companies that perform marketing services on our behalf or to other institutions with whom we or our affiliates have joint marketing agreements, except as otherwise prohibited by federal or state law.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information. We will protect against anticipated threats or hazards to the security of the Information we receive from a consumer reporting agency, as well as against unauthorized use of this Information. When disposing of any Information, we will take reasonable measures to protect against unauthorized access or use of the Information.

Your privacy choices

If you do not want us to share your Information with nonaffiliated third parties who do not provide services to us (we may still provide your Information as permitted by law and as necessary to process and service your accounts) or if you want us to limit the personal Information that we share about you with our affiliates (unless otherwise permitted by law), you can opt-out of the disclosure of your Information by contacting us at 1-800-958-6457. Please allow 30 days from our receipt of your privacy choices for them to become effective.

Investors purchasing or owning interests of the funds through their bank, broker, or other financial institution should consult that institution’s privacy policies.

Shareholder Services

How we communicate with you

We send out several types of regular communications to keep you informed about your investment:

•      Transaction confirmations to verify your purchases or sales.

•      Quarterly and annual account statements that recap all activity for the period, so you can monitor your investments.

•      Annual and semi-annual reports.

Note that if you have more than one account with the same address, or share an address with other investors that have an account, we will send one copy of a prospectus, annual report, and other similar documents to that address. If at any time in the future you decide you would prefer to receive duplicate documents for each account you own, simply call us and speak with a service representative. You will begin receiving individual copies within 30 days of the date that we receive your instructions.

How you can communicate with us

We’re available in whatever way you find most convenient: online, by phone, and mail.

Service is available 24 hours, 7 days a week, at our internet site and through our telephone Automated Response System. Both can provide a wealth of information and can process most routine requests.

If you want to talk with someone who can help you decide if a fund is right for you, you can speak with a courteous, knowledgeable representative from 8:00 AM to 6:00 PM Eastern time. For help with transactions or account-related inquiries, speak with a Shareholder Services representative.

How to reach us

By regular mail

AARP Funds

P.O. Box 8035

Boston, MA 02266-8035

By overnight mail

AARP Funds

c/o BFDS

30 Dan Road

Canton, MA 02021

•      Buy, sell or exchange shares

•      Change the name on your account

•      Add a seasonal mailing address

•      Add bank information to your account

•      Add or change an Automatic Investment Program

•      Add or change payroll deduction

Online www.aarpfunds.com

•      Open an account

•      Get a prospectus or fund report

•      Buy, sell or exchange shares

•      View your account balance and share price

•      Change your mailing address

•      Order duplicate statements or receive tax form information

•      Download account service forms

•      Change Automatic and Systematic Investment Programs

By email

info@aarpfunds.com

By phone

1-800-958-6457

AARP Financial Center representatives

•      Speak with representatives who can help you identify your goals, determine if you’re on track, and decide if a fund is right for you.

Shareholder Services representatives or our 24-hour Automated Response System

•      Receive account information and service (representatives only)

•      Change your address of record (representatives only)

•      Exchange shares

•      Buy or sell shares by electronic transfer

•      Order duplicate statements

•      Check your account balance

AARP FUNDS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

AARP Income Fund

AARP Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

[October 29, 2007]

This Statement of Additional Information – or “SAI”:

•                  provides more information about the AARP Conservative Fund, the AARP Moderate Fund, the AARP Aggressive Fund, the AARP Income Fund and the AARP Money Market Fund.  Throughout this document we will refer to them collectively as the “Funds” or the “AARP Funds” and individually as a “Fund”;

•                  has been filed with the Securities and Exchange Commission, or “SEC”;

•                  is not a prospectus;

•                  should be read with the prospectus for the Funds dated [October 29, 2007] and any amendments to the prospectus (collectively, the “prospectus”); and

•                  is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in any of the Funds.  A copy of the prospectus and the annual and semi-annual reports to shareholders of the Funds, when available, may be obtained free of charge by calling the Funds at 1-800-958-6457 or visiting http://www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and its five series or Funds.

The Trust is an open-end management investment company.  Each Fund other than the AARP Money Market Fund invests in varying percentages in the following series of AARP Portfolios, a separately registered open-end management investment company:

•                  U.S. Stock Market Portfolio;

•                  International Stock Market Portfolio; and

•                  U.S. Bond Market Portfolio.

The series of the AARP Portfolios are referred to in this SAI as the “Underlying Funds.”

The AARP Income Fund invests at least 75% of its assets in the U.S. Bond Market Portfolio, the “Underlying Bond Fund,” and may invest up to 25% of its assets in other underlying funds holding money market instruments, inflation-indexed securities, government and corporate bonds of foreign countries, real estate investment trusts, stocks that pay high dividends, and high-yield bonds.  However, the AARP Income Fund will limit its exposure to high-yield bonds to no more than 10% of the Fund’s assets.  The AARP Income Fund invests in underlying funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“Investment Company Act”) and the exemptive rules thereunder.

The AARP Money Market Fund invests all of its investable assets in the State Street Money Market Portfolio, the “Underlying Money Market Fund,” a series of State Street Master Funds, the “Master Trust.”  The Master Trust is a separately registered open-end management investment company.  It has a substantially similar investment objective and substantially the same investment policies as the AARP Money Market Fund.  The performance of the AARP Money Market Fund will correspond directly to the investment performance of the Underlying Money Market Fund before the deduction of the additional fees and expenses of the AARP Money Market Fund.

This SAI and the prospectus are not an offer to sell shares of the Underlying Funds or the Underlying Money Market Fund.

The Trust is supervised by a board of trustees, the “Board.”  The Board is responsible for representing the interests of the Funds and their shareholders.  The Board meets periodically throughout the year to oversee the Funds’ activities.  The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Funds.  Trustees who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended “Investment Company Act,” are called “independent trustees.”  Generally, a trustee qualifies as an independent if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Funds.

This SAI includes:

•                  biographical information regarding the trustees and executive officers of the Trust;

•                  descriptions of the responsibilities of the committees of the Board; and

•                  information about trustee compensation and share ownership.

The Trust, on behalf of the Funds, has engaged a variety of entities to provide services to the Funds.  The chart below includes:

•                  the identity of each service provider;

•                  the service provider’s address; and

•                  a brief description of the services provided to the Funds.

Name and Address of Service Provider	Function and Services Provided

AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876

Adviser to the Funds. The Adviser is responsible for overall management of the assets of each Fund, including the allocation of each Fund’s assets among the Underlying Funds and periodically rebalancing each Fund to its target mix.

SSgA Funds Management, Inc., “SSgA FM” or “Sub-Adviser” One Lincoln Street Boston, MA 02111-2900

Sub-Adviser to the Funds (other than the AARP Money Market Fund). The Sub-Adviser provides advice regarding asset allocation to AARP Financial for the Funds, rebalances the Funds under the direction of AARP Financial, and manages the day-to-day investment of the assets.

The Sub-Adviser also serves as the investment adviser and manages the day-to-day investment of the assets of the Underlying Money Market Fund.

AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Funds. The Administrator undertakes numerous administrative functions for the Funds, including

•                  monitoring and coordinating the activities of each of the other service providers;

•                  providing treasury services;

•                  preparing legal documents, such as updating the prospectus and SAI; and

•                  providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue DeLafayette, 4th Floor Boston MA 02111	Sub-Administrator for the Funds. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1290 Broadway, Suite 1100 Denver, CO 80203	Distributor for the Funds. The Distributor is responsible for the marketing and sales of the Funds’ shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Funds’ assets. The Custodian is generally responsible for the following activities:

•                  safekeeping the assets of the Funds;

•                  settling securities transactions;

•                  receiving dividends and interest;

•                  paying Fund expenses; and

•                  handling other related activities.

Name and Address of Service Provider	Function and Services Provided

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02111-2900

Transfer Agent for the Funds’ shares. The Transfer Agent generally undertakes the following responsibilities:

•                  maintaining the Funds’ shareholder accounts;

•                  making changes in those accounts to reflect purchases, sales and exchanges of the Funds’ shares; and

•                  sending information to the Funds’ shareholders such as copies of prospectuses.

[ ]	[ ] serves as the independent registered public accounting firm for the Funds.

MANAGEMENT OF THE TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Trust, including their:

•                  business addresses;

•                  ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Peter C. Clapman c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 71	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 69	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Ellen B. Safir, CFA c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 63	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

Lynn E. Turner c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 55	Trustee since 2005	Self-Employed Consultant (June 2007 – present); Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – June 2007); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	None.

Interested Trustee

Larry C. Renfro(3) Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President	President, AARP Financial (October 2005 - present); Interim President and CEO, AARP Services, Inc. (September 2007 – present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).	8	None.

(1)          Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)          The “Fund Complex” consists of the five Funds discussed in this SAI, and three series of AARP Portfolios, which are not offered in this SAI.

(3)          Mr. Renfro is considered an interested trustee due to his position as President of AARP Financial and Interim President of AARP Service, Inc.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

Larry C. Renfro Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee and President

President, AARP Financial (October 2005 - present); Interim President and CEO, AARP Services, Inc. (September 2007 – present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Richard Hisey, CFA Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 49	Treasurer

Chief Investment Officer, AARP Financial (May 2006 – present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

Marc Duffy 650 F Street, N.W. Washington, DC 20004 Age: 49	Secretary

Associate General Counsel, AARP Financial (August 2006-present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (September 1999 – January 2004).

Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 56	Vice President and Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 52	Vice President

Vice President, Investment Services, AARP Financial (October 2005 – present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant (February 2002 – July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie Tedesco State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 50	Assistant Secretary	Vice President and Senior Managing Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 52	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)          Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided legal advice to such entity and/or such officer during the two year period ended [June 30, 2007 confirm].  However, Mr. Reilly’s daughter did not work on those matters. Billings for such matters for the two years ended [June 30, 2007 confirm], have represented a very small percentage of the law firm’s total billings for that period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for the Sub-Adviser or an entity that directly or indirectly controls, is controlled by or is under common control with the Sub-Adviser. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended [June 30, 2007 confirm]. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended [June 30, 2007 confirm], have represented a very small percentage of the law firm’s total billings for that period.

Standing Committees of the Board. The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee. Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The following Committee meetings were held during the fiscal year ended June 30, 2007: the Nominating and Governance Committee (three meetings), the Audit Committee (four meetings), the Investment Management and Oversight Committee (two meetings) and the Operations Committee (two meetings).

Audit Committee.  Mr. Turner serves as the Chairman of the Audit Committee.  The Audit Committee normally meets four times a year and, among other matters:

•                  oversees the accounting, auditing and financial reporting processes of the Funds;

•                  hires (and fires, if needed) the Funds’ independent registered public accounting firm;

•                  pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain affiliates of the Funds;

•                  reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•                  receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•                  considers all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments; and

•                  investigates any improprieties or suspected improprieties in the operations of the Funds.

Nominating and Governance Committee.  Mr. Clapman serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities.  The Nominating and Governance Committee, among other matters:

•                  reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•                  reviews and makes recommendations to the Board regarding independent trustee compensation;

•                  undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•                  reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Funds and overseeing the management of the Funds; and

•                  addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•                  identify and evaluate potential candidates to fill the vacancy;

•                  select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•                  recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate.  When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration.  Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice.  In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Funds’ web site at http://www.aarpfunds.com.

Operations Committee.  Mr. Reilly serves as the Chairman of the Operations Committee. The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust. In carrying out this purpose, the Operations Committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers. Examples of matters that may come within the purview of the Operations Committee include:

•                  review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•                  matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•                  contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee.  Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee. The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers. In carrying out this purpose, the Investment Management Oversight Committee, as it deems necessary and appropriate, oversees and evaluates:

•                  the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment advisers;

•                  the adequacy of the investment and other relevant personnel of the investment advisers; and

•                  the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Funds. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter C. Clapman	AARP Aggressive Fund - $10,001-$50,000	$10,001-$50,000
Richard M. Reilly	AARP Moderate Fund - Over $100,000	Over $100,000
Ellen B. Safir	None	None
Lynn E. Turner	None	None
Interested Trustee
Larry C. Renfro *	AARP Aggressive Fund – Over $100,000 AARP Money Market Fund – $50,001-$100,000	Over $100,000

*                 Larry C. Renfro became a trustee of the Trust on March 1, 2007.

The following table sets forth, for the trustees and officers of the Trust as a group, the approximate percentage of outstanding shares collectively owned in the Funds as of [September 28, 2007].

Fund	Approximate Percentage of Ownership in Outstanding Shares
AARP Aggressive Fund		%
AARP Moderate Fund		%
AARP Conservative Fund		%
AARP Income Fund		%
AARP Money Market Fund		%

Compensation of Board Members. Commencing on March 19, 2006, the compensation of each independent trustee of the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings.  Trustees are also reimbursed for expenses incurred in attending conferences and other educational meetings relating to the securities industry.  Interested trustees do not receive any compensation from the Funds for their service on the Board.

The following table summarizes the compensation for the trustees of the Trust, including committee fees, for the 12-month period ended June 30, 2007.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$	N/A	N/A	$
Richard M. Reilly(2)		N/A	N/A
Ellen B. Safir(2)		N/A	N/A
Lynn E. Turner		N/A	N/A
Interested Trustee
Larry C. Renfro(3)	None	N/A	N/A	None
Dawn M. Sweeney(3)	None	N/A	N/A	None

(1)          The Funds (other than the AARP Money Market Fund and the AARP Income Fund) and the series of the AARP Portfolios commenced operations on January 1, 2006.  The AARP Money Market Fund commenced operations on July 1, 2006 and the AARP Income Fund commenced operations on September 29, 2006.  As of the date of this SAI, the Fund Complex consisted of the five Funds discussed in this SAI, and three series of AARP Portfolios.

(2)          Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

(3)          Dawn M. Sweeney resigned from her position as trustee of the Trust effective March 1, 2007.  Larry C. Renfro was appointed as a trustee of the Trust to fill the vacancy created by Ms. Sweeney effective March 1, 2007.

MANAGEMENT OF THE MASTER TRUST

The following information applies only with respect to the AARP Money Market Fund.

Trustees and Officers.  The table below includes information about the trustees and officers of the Master Trust, including their:

•                  business addresses and ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board since 1999	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	12	Trustee, State Street Institutional Investment Trust; Trustee, Scottish Widows Investment Partnership Trust; Director, the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee since 1999	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee since 1999	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee since 1999	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

(1)          Each trustee may serve until his/her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

(2)          The “Fund Complex” consists of the State Street Money Market Portfolio discussed in this SAI, eight other series of the Master Trust, and nine series of State Street Institutional Investment Trust, none of which are discussed in this SAI and are offered (including the State Street Money Market Portfolio) via a separate prospectus and SAI.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: June 24, 1965	President	President, SSgA Funds Management, Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Principal, State Street Global Advisors (March 2000 to present).

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer

Senior Vice President of State Street Bank and Trust Company (2002 - present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001-2002); President, UAM Fund Services (1995 to 2001).

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)

[ ] State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB:	Secretary

[ ] SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB:	Chief Compliance Officer

(1)          Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Master Trust.

(2)          Each officer may have served in various other capacities for the same organization during the length of time served.

Standing Committees of the Board.  The Board of Trustees of the Master Trust has established various committees to facilitate the timely and efficient consideration of all matters of importance to its independent trustees, the Master Trust, and the Master Trust’s shareholders and to facilitate compliance with legal and regulatory requirements.  Currently, the Board has an Audit Committee, Nominating Committee and Pricing Committee.

Audit Committee.  The Audit Committee is composed of all of the independent trustees.  The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees.  The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process.  The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust.  The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed.  The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence.  During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.

Nominating Committee.  The Nominating Committee is composed of all of the independent trustees.  The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates.  The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders.  Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.  The Nominating Committee meets as is required.  During the fiscal year ended December 31, 2006, the Nominating Committee did not meet.

Pricing Committee.  The Pricing Committee is composed of all of the independent trustees.  The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available in accordance with the Master Trust’s Valuation Procedures.  The Pricing Committee acts pursuant to a tiered notification and meeting structure as set forth in the Valuation Procedures, and is generally convened in the event of a pricing matter that may potentially materially impact the Portfolio’s net asset value.  During the fiscal year ended December 31, 2006, the Pricing Committee did not meet.

Management Ownership of the Portfolio. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Portfolio and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None

As of [September 28, 2007], the Trustees and officers of the Master Trust owned in the aggregate less than [     %] of the outstanding shares of the State Street Money Market Portfolio.

Compensation of Board Members.  Pursuant to certain agreements with State Street and its affiliates, each Trustee of the Master Trust receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings.

The following table summarizes the compensation, including committee fees, paid to the trustees of the Master Trust, for the 12-month period ended December 31, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Master Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
William L. Boyan	$30,000	$0	$0	$30,000
Michael F. Holland	$30,000	$0	$0	$30,000
Rina K. Spence	$30,000	$0	$0	$30,000
Douglas T. Williams	$30,000	$0	$0	$30,000

(1)          As of December 31, 2006, there were two investment companies in the Fund Complex (the Master Trust and State Street Institutional Investment Trust) and 18 funds in the Fund Complex.

SERVICE PROVIDERS

This section provides information about the service providers to the Funds and the Underlying Funds.

Advisory Services

The Trust

Adviser for the Funds.  The Trust has hired AARP Financial to serve as investment adviser to each of the Funds.  The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Funds other than the AARP Money Market Fund.

Adviser	AARP Financial Incorporated

Agreement

Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, dated December 23, 2005, as amended to add the AARP Money Market Fund on March 19, 2006 and the AARP Income Fund on September 29, 2006, the “Advisory Agreement.”

Fees

For its services to each of the Funds (other than the AARP Money Market Fund), the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.01% of the Fund’s average daily net assets.

For the Adviser’s services to the AARP Money Market Fund, no fee is payable under the Agreement at such time as the AARP Money Market Fund is invested in a master-feeder structure.  The Adviser is entitled to receive an annual fee, accrued daily and payable following the last day of each month, equal to 0.10% of the AARP Money Market Fund’s average daily net assets when the Fund is not invested in a master-feeder structure.

The Advisory Agreement was most recently approved by the trustees, including a majority of the independent trustees, on October 14, 2005 with respect to the AARP Conservative Fund, AARP Moderate Fund and AARP Aggressive Fund, on March 19, 2006 with respect to the AARP Money Market Fund, and on July 28, 2006 with respect to the AARP Income Fund.  The Advisory Agreement states that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Funds.  The Adviser’s responsibilities under the Advisory Agreement include:

•                  providing the Funds with ongoing investment guidance;

•                  providing policy direction to the Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

While the AARP Money Market Fund invests in a master-feeder structure, the Adviser’s responsibility is to oversee the AARP Money Market Fund’s investment program by overseeing the AARP Money Market Fund’s investment in the Underlying Money Market Fund and determining whether continued investment in the Underlying Money Market Fund is the best method at seeking to attain the AARP Money Market Fund’s investment objective. The Adviser’s responsibilities under the Advisory Agreement should the Underlying Money Market Fund choose not to invest in a master feeder structure would include the aforementioned.

Given the current investment strategies of the Funds, the primary responsibilities of the Adviser are to (1) consider and make decisions regarding how best to allocate the assets of the Funds among the Underlying Funds and (2) assure that the Funds remain invested in the Underlying Funds in the proportions specified in the prospectus for the Funds.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.  Pursuant to this authority, the Adviser has delegated to SSgA FM for all Funds, other than the AARP Money Market Fund and the AARP Income Fund, responsibility for (1) making recommendations to the Adviser as to how best to allocate the assets of the Funds among the three AARP Portfolios and (2) periodically rebalancing the assets of the Funds in the AARP Portfolios so that such assets match the target percentages specified in the prospectus for the Funds.  The Adviser pays all fees of SSgA FM from the fees it receives under the Advisory Agreement (unless the Adviser is waiving its advisory fee, in which case it pays out of its own resources).

With respect to the AARP Income Fund, the Adviser has delegated to SSgA FM responsibility for making recommendations to the Adviser as to how best to allocate the assets of the AARP Income Fund among the Underlying Bond Portfolio and other types of income-producing securities through investments in other underlying funds.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Funds.  The Adviser has agreed to waive its fees and/or reimburse expenses of the Funds and the Underlying Funds to the extent necessary to limit Total Annual Operating Expenses of the Funds and the Underlying Funds combined (excluding interest, taxes, and extraordinary expenses) to the following average daily net assets of each Fund through [November 1, 2008] and the AARP Money Market Fund through November 1, 2009:

AARP Conservative Fund	0.50%

AARP Moderate Fund	0.50%

AARP Aggressive Fund	0.50%

AARP Income Fund	0.50%

AARP Money Market Fund	0.30%

The following table sets forth the fees paid by each Fund pursuant to the Advisory Agreement and the amounts the Adviser contractually waived/reimbursed each Fund since the commencement of operations:

	Fiscal Year ended June 30, 2007		Fiscal Year ended June 30, 2006
Funds	Advisory Fees	Fees Waived/ Reimbursed	Advisory Fees		Fees Waived/ Reimbursed

AARP Conservative Fund	$	$		$148		$167,401

AARP Moderate Fund	$	$		$280		$196,371

AARP Aggressive Fund	$	$		$161		$184,865

AARP Income Fund	$	$	$	N/A	$	N/A

AARP Money Market Fund	$	$	$	N/A	$	N/A

AARP Financial is a wholly owned taxable subsidiary of AARP Services, Inc., which is a wholly owned taxable subsidiary of AARP.  AARP is a nonprofit membership organization that helps people age 50 and over have independence, choice and control in ways that are beneficial and affordable to them and society as a whole.  Founded in 1958, AARP delivers information, advocacy, and services to nearly 38 million members to advance a society in which everyone ages with dignity and purpose.  AARP Financial is a recently formed entity with limited experience as an investment adviser.

Sub-Adviser for the Funds.  The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Funds and the Underlying Funds.

Sub-Adviser                          SSgA Funds Management, Inc.

Agreement                                   Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated December 30, 2005, as amended to add the AARP Income Fund on September 29, 2006, the “Sub-Advisory Agreement.”

Fees                                                                       For the Sub-Adviser’s services to each of the Funds, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month equal, to 0.005% of the Fund’s average daily net assets.

The Investment Sub-Advisory Agreement was most recently approved by the trustees, including a majority of the independent trustees, on October 14, 2005 with respect to the AARP Aggressive Fund, AARP Conservative Fund and AARP Moderate Fund, and on July 28, 2006 with respect to the AARP Income Fund. The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management to invest and reinvest the assets of each of the Funds.  The Sub-Adviser’s responsibilities under the Sub-Advisory Agreement include:

•                  providing the Funds with ongoing investment guidance;

•                  providing policy direction to the Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Funds, the primary responsibilities of the Sub-Adviser are to (1) make recommendations to the Adviser as to how best to allocate the assets of the Funds among the Underlying Funds and (2) periodically rebalance the assets of the Funds in the Underlying Funds so that such assets match the target percentages specified in the prospectus for the Funds.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Funds.

The Adviser pays all fees of the Sub-Adviser.  The table below sets forth the gross fees paid by the Adviser pursuant to the Sub-Advisory Agreement since the Funds’ commencement of operations:

	Fiscal Year ended June 30, 2007	Fiscal Year ended June 30, 2006
Funds	Sub-Advisory Fees	Sub-Advisory Fees

AARP Conservative Fund	$	$

AARP Moderate Fund	$	$

AARP Aggressive Fund	$	$

AARP Income Fund	$	$

AARP Money Market Fund	$	$

AARP Portfolios

Adviser for the Underlying Funds.  AARP Portfolios has hired the Adviser to serve as investment adviser to each of the Underlying Funds.  The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Underlying Funds.

Adviser                                                   AARP Financial Incorporated

Agreement                                  Investment Advisory Agreement between the Adviser and AARP Portfolios, on behalf of the Underlying Funds, dated December 20, 2005.

Fees                                                                      For its services to each of the Underlying Funds, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.05% of the Underlying Funds’ average daily net assets.

The advisory agreement for the Underlying Funds provides that the Adviser has the general responsibility to provide a program of continuous investment management to invest and reinvest the assets of each of the Underlying Funds.  The Adviser’s responsibilities under the advisory agreement for the Underlying Funds include:

•                  providing the Underlying Funds with ongoing investment guidance;

•                  providing policy direction to the Underlying Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Underlying Funds’ investment objectives, principal investment strategies, policies and restrictions.

Under the advisory agreement for the Underlying Funds, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the advisory agreement.  Pursuant to this authority, the Adviser has delegated responsibility for the day-to-day management of the assets of the Underlying Funds to SSgA FM.  The Adviser pays all fees of SSgA FM from the fees it receives under the advisory agreement (unless the Adviser is waiving its advisory fee, in which case it pays out of its own resources).

The following table sets forth the gross fees paid by each Underlying Fund pursuant to the advisory agreement and the gross amounts the Adviser contractually waived/reimbursed each Fund since the commencement of operations:

	Fiscal Year ended June 30, 2007		Fiscal Year ended June 30, 2006
Underlying Funds	Advisory Fees	Fees Waived/ Reimbursed	Advisory Fees	Fees Waived/ Reimbursed

U.S. Stock Market Portfolio	$	$	$4,901	$133,719

International Stock Market Portfolio	$	$	$4,123	$133,760

U.S. Bond Market Portfolio	$	$	$5,073	$95,281

The primary responsibility of the Adviser is to oversee, supervise and monitor the performance of SSgA FM.

The Master Trust

The following information applies only with respect to the AARP Money Market Fund and the Underlying Money Market Fund.

Adviser for the Underlying Money Market Fund.  The Master Trust has hired SSgA to serve as investment adviser to the Underlying Money Market Fund.

Name and Address of Service Provider	SSgA Funds Management, Inc., “SSgA FM” One Lincoln Street Boston, MA 02111-2900

Function and Services Provided	Adviser to the Underlying Money Market Fund. SSgA FM manages the day-to-day investment of the Underlying Money Market Fund’s assets.

Agreement	Investment Advisory Agreement between the Master Trust, on behalf of the Underlying Money Market Fund, and SSgA FM, the “Master Advisory Agreement.”

Fees

For SSgA FM’s services to the Underlying Money Market Fund, the Underlying Money Market Fund pays SSgA FM an annual fee, accrued daily and payable monthly on the first business day of each month, equal to 0.10% of the Underlying Money Market Fund’s average daily net assets.

Under the terms of the Master Advisory Agreement, SSgA FM is responsible for the investment management of the Underlying Money Market Fund.  Subject to such policies as the Master Trust’s Board may determine, SSgA FM furnishes a continuing investment program for the Underlying Money Market Fund and makes investment decisions on its behalf. SSgA FM places all orders for purchases and sales of the Underlying Money Market Fund’s investments.  SSgA FM may provide similar services to other investment companies or to other clients or engage in other activities.  SSgA FM and State Street are wholly owned subsidiaries of State Street Corporation, a publicly held bank holding company.

The advisory fees accrued for the last three fiscal years with respect to the advisory services provided by SSgA FM are set forth in the table below:

Underlying Fund	Fiscal year ended December 31, 2004*	Fiscal year ended December 31, 2005	Fiscal year ended December 31, 2006

State Street Money Market Portfolio	$123,336	$802,679	$4,486,501

* The Underlying Money Market Fund commenced operations on August 12, 2004.

SSgA FM has contractually agreed to cap the total operating expenses of the Underlying Money Market Fund at [0.10%] of the Portfolio’s average daily net assets until at least [November 1, 2007].  For the fiscal year ended December 31, 2006, SSgA reimbursed the Underlying Money Market Fund $1,134,158 under this agreement.  For the fiscal year ended December 31, 2005, SSgA reimbursed the Underlying Money Market Fund $204,495 under this agreement.  For the period from August 12, 2004 (commencement of operations of the Underlying Money Market Fund) through December 31, 2004, SSgA reimbursed the Underlying Money Market Fund $102,591 under this agreement.

The Master Advisory Agreement will continue from year to year provided that a majority of the trustees of the Master Trust and a majority of the independent trustees of the Master Trust or a majority of the interest holders of the Master Trust approve its continuance.  The Master Advisory Agreement may be terminated by SSgA FM or the Master Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  The Master Advisory Agreement was most recently approved by the trustees, including a majority of the independent trustees, on November 30, 2006.

Sub-Adviser for the Underlying Funds.  The following information applies to all Underlying Funds.  Given the Underlying Funds’ current structure, the Adviser’s responsibilities with respect to the Underlying Funds relate primarily to overseeing and monitoring the activities of the Sub-Adviser.  The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the assets of the Underlying Funds.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among AARP Portfolios, the Sub-Adviser and the Adviser, dated December 30, 2005.

Fees

For the Sub-Adviser’s services to each of the Underlying Funds, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.045% of the Underlying Funds’ average daily net assets up to $500 million, 0.025% of the Underlying Funds’ average daily net assets from $500 million to $5 billion, and 0.015% for excess average daily net assets over $5 billion.

The Investment Sub-Advisory Agreement for the Underlying Funds was most recently approved by the trustees of AARP Portfolios, including a majority of the independent trustees, on October 14, 2005.  The sub-advisory agreement for the Underlying Funds provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management to invest and reinvest the assets of each of the Underlying Funds.  The Sub-Adviser’s responsibilities under the sub-advisory agreement for the Underlying Funds include:

•                  providing the Underlying Funds with ongoing investment guidance;

•                  providing policy direction to the Underlying Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Underlying Funds’ investment objectives, principal investment strategies, policies and restrictions.

The Sub-Adviser provides the day-to-day portfolio management of the Underlying Funds.  The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the sub-advisory agreement for the Underlying Funds, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser and the Underlying Funds.

The Adviser pays all fees of the Sub-Adviser.  The following table sets forth the gross fees paid by the Adviser pursuant to the sub-advisory agreement for each Underlying Fund since the commencement of operations:

	Fiscal Year ended June 30, 2007	Fiscal Year ended June 30, 2006
Funds	Sub-Advisory Fees	Sub-Advisory Fees

AARP Conservative Fund	$	$

AARP Moderate Fund	$	$

AARP Aggressive Fund	$	$

AARP Income Fund	$	$

AARP Money Market Fund	$	$

Exemptive Relief.  The Trust, AARP Portfolios and the Adviser have received an exemptive order from the SEC that permits the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements.  Under the exemptive order, the Adviser has the ultimate responsibility, subject to the Board’s oversight, to provide or oversee the provision of portfolio management services to the Funds and the Underlying Funds by one or more investment sub-advisers, and to recommend the hiring, termination and replacement of investment sub-advisers and the material amendment of  investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act.

Portfolio Management Teams.  The following employees of the Adviser and Sub-Adviser make up the portfolio management team for the Funds.

Richard Hisey, CFA

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Funds.  In his capacity as Portfolio Manager, Mr. Hisey is responsible for implementing the Funds’ overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Funds based upon the advice of SSgA FM and overseeing and monitoring the activities of SSgA FM, the Funds and the Portfolios’ investment sub-adviser.  Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds.  Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia.  Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and before that served as Senior Vice President of The Bank of New York.  He spent 15 years at Lexington Global Asset Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for an open-ended Russian equity mutual fund in the United States. Mr. Hisey received an MBA and a B.A. from the University of Connecticut.  He holds the Chartered Financial Analyst designation.

SSgA FM’s portfolio management team for the Funds is led by Daniel Farley and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges.  SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds under the direction of AARP Financial.

Daniel Farley, CFA

Mr. Farley is a Vice President of State Street Global Advisors, “SSgA,” and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the US. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Vice President of SSgA and SSgA FM.  Mr. Martel is a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Masters degrees in both

Finance and Business Administration from the Carroll School of Management at Boston College. He also holds a Series 3 license from the National Futures Association.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and a Principal of SSgA FM.  Mr. Borges is a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.  Mr. Borges earned a Master of Science in Finance from Suffolk University and a Bachelor of Science in Business Administration with a concentration in finance from the University of Massachusetts at Boston. He is a candidate for Level III of the Chartered Financial Analyst (CFA) program as well as a member of the CFA Institute and the Boston Security Analysts Society.

The following employees of the Sub-Adviser make up the portfolio management teams for the Underlying Funds.

U.S. Stock Market Portfolio

Theodore S. Janowsky

Mr. Janowsky is a Vice President of SSgA and SSgA FM. He is a Portfolio Manager within the Global Structured Products Group responsible for managing equity and derivative-based index portfolios and customized index separate accounts. Additionally, Mr. Janowsky is involved in research and process improvement projects. Prior to joining the Global Structured Products Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College.

James May, CFA

Mr. May is a Principal of SSgA and a Principal of SSgA FM.  Mr. May is a Senior Portfolio Manager in SSgA’s Global Structured Products Team.  Mr. May joined SSgA in 1991.  Prior to joining the Global Structured Products Group, Mr. May worked in the SSgA’s Passive U.S. Equity Operations department as a Senior Analyst.  As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and Provisional trades.  Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade.  He has been working in the investment management field since 1989 when he joined State Street Corporation’s Custody operation.  Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation.  He is a member of the Boston Security Analysts Society and CFA Institute.

International Stock Market Portfolio

Theodore S. Janowsky

Mr. Janowsky is a Vice President of SSgA and SSgA FM. He is a Portfolio Manager within the Global Structured Products Group responsible for managing equity and derivative-based index portfolios and customized index separate accounts. Additionally, Mr. Janowsky is involved in research and process improvement projects. Prior to joining the Global Structured Products Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College.

Lynn Blake, CFA

Ms. Blake is a Managing Director of SSgA and SSgA FM. Ms. Blake is the head of Non-U.S. Markets in the Global Structured Products Group. She joined SSgA in 1987, and is currently responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several non-U.S. equity index portfolios. In addition, she is responsible for new product development and research. Ms. Blake holds a Master of Business Administration degree in Finance from Northeastern University and a Bachelor of Science degree from the School of Management at Boston College. She also earned the Chartered Financial Analyst designation. In addition, she is a member of the Boston Security Analysts Society.

U. S. Bond Market Portfolio

John Kirby

Mr. Kirby is a Principal of SSgA and a Principal of SSgA FM.  He is head of SSgA’s Fixed Income Index Team.  He has managed the product since 1999 and portfolios within the group since 1997.  He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets.  Prior to joining SSgA in 1995, Mr. Kirby was with Lowell Blake & Associates in Boston, where he was a Portfolio Manager, responsible for client relations and the firm’s fixed income investments.  Before this he was a portfolio manager/fixed income analyst with Shawmut Bank and asset/liability risk specialist at CambridgePort Savings.  Mr. Kirby holds a Bachelors Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University.  He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Lehman Brothers Index Advisory Council.

Michael J. Brunell

Mr. Brunell is a Principal of SSgA and a Principal of SSgA FM.  Mr. Brunell is a member of the Passive Fixed Income Team.  Previously, Mr. Brunell was responsible for managing the U.S. Bond Operation group.  He has been working in the investment management field since joining SSgA in 1997.  Prior to joining the Fixed Income group, Mr. Brunell spent 3 years in the Mutual Funds Custody division of State Street Corp working on the accounting side of various domestic and international equity and bond portfolios.  Mr. Brunell received a Bachelor of Science degree in Business Administration from Saint Michael’s College and an MSF from Boston College in May of 2004.  He is also a CFA Level II candidate.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the Funds, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts. The information in the table below is as of June 30, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	# of Accounts	Assets Billions($)	# of Accounts	Assets Billions($)	# of Accounts	Assets Billions($)
AARP Conservative Fund
Richard Hisey		$		$		$
Daniel Farley*					**
Michael Lear*					**
Michael O. Martel*					**
Eduardo A. Borges*					**

AARP Moderate Fund
Richard Hisey	$	$		$
Daniel Farley*			**
Michael Lear*			**
Michael O. Martel*			**
Eduardo A. Borges*			**

AARP Aggressive Fund
Richard Hisey	$	$		$
Daniel Farley*			**
Michael Lear*			**
Michael O. Martel*			**
Eduardo A. Borges*			**

*This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**The advisory fee for two of these other accounts is based upon performance. Assets under management in those performance-based other accounts total [$              ].

Portfolio Management Team Compensation.  The compensation of the Adviser’s investment professionals consists of a base salary and an annual performance bonus determined by a combination of individual performance and the success of AARP in meeting its organizational goals. Employees also participate in AARP’s defined benefit plan and are eligible to participate in the defined contribution plan.  Periodically, AARP human resources on behalf of the Adviser will evaluate compensation to compare it with other firms in the industry to ensure that compensation levels are competitive.

The compensation of the Sub-Adviser’s investment professionals is based on a number of factors.  The first factor considered is the external market.  Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles.  This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity).  The second factor taken into consideration is the size of the pool available for this compensation.  The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser.  The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest.  A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Underlying Fund he or she manages.  Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund or Underlying Fund he or she manages.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Underlying Fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities.  This conflict may be heightened if an account is subject to a performance-based fee.  Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts.  His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.  AARP Financial and SSgA FM have adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Portfolio Management Team Fund Ownership.  For the fiscal year ended June 30, 2007, Richard M. Hisey owned between [$10,001 and $50,000] worth of equity securities in the AARP Income Fund.  As of that date, no other portfolio manager owned equity securities in any of the Funds.

Administration Services

Administrator.  In addition to serving as the Adviser to the Funds and the Underlying Funds, AARP Financial also serves as the Administrator to the Funds and the Underlying Funds.  Under the Administration Agreement, the Administrator provides the Funds with general administrative duties associated with the day-to-day operations of the Funds, and monitors and coordinates the activities of the other service providers of the Funds.

Administrator	AARP Financial Incorporated

Agreements

Administration Agreements between the Administrator and the Trust, on behalf of the Funds, and AARP Portfolios, on behalf of the Underlying Funds, each dated December 30, 2005, as amended to add the AARP Money Market Fund on March 19, 2006 and the AARP Income Fund on September 26, 2006, the “Administration Agreements.”

Fees

For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Funds’ average daily net assets and 0.035% of the Underlying Funds’ average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Funds’ and the Underlying Funds’ net asset value “NAV,” assists in the preparation of financial and tax reports, monitors and tests portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Funds and the Underlying Funds.  The Administrator will also perform such other services for the Funds and the Underlying Funds that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

The following table sets forth the gross fees paid by each Fund pursuant to the Administration Agreement since the commencement of operations:

Funds	Fiscal Year ended June 30, 2007 Fees	Fiscal Year ended June 30, 2006 Fees

AARP Conservative Fund	$		$518

AARP Moderate Fund	$		$979

AARP Aggressive Fund	$		$562

AARP Income Fund	$	$	N/A

AARP Money Market Fund	$	$	N/A

Sub-Administrator.  Under the Sub-Administration Agreements, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company

Agreements

Sub-Administration Agreements between the Administrator and the Sub-Administrator, with respect to the Funds and the Underlying Funds, each dated December 30, 2005, as amended to add the AARP Money Market Fund on March 19, 2006 and the AARP Income Fund on September 29, 2006, the “Sub-Administration Agreements.”

The duties undertaken by the Sub-Administrator include:

•                  providing fund accounting functions, including overseeing the computation of the Funds’ and the Underlying Funds’ net asset value;

•                  assisting in the preparation of financial and tax reports;

•                  ongoing monitoring and testing of portfolio compliance; and

•                  oversight and review of regulatory affairs and corporate governance.

Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Funds to the Administrator, as stated in the Sub-Administration Agreement.

Distribution Services

Distributor.  Under the Distribution Agreement, the Distributor, as agent for the Funds, sells shares of the Funds on a continuous basis.

Distributor                                 ALPS Distributors, Inc.

Agreement                                  Distribution Agreement between the Distributor and the Trust, on behalf of the Funds, dated December 23, 2005, as amended to add the AARP Money Market Fund on March 19, 2006 and the AARP Income Fund on September 29, 2006, the “Distribution Agreement.”

Fees                                                                       Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Funds, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements.  The Trust has adopted a Distribution and Shareholder Services Plan “Rule 12b-1 Plan” in accordance with Rule 12b-1 under the Investment Company Act with respect to each of the Funds.  Under the Rule 12b-1 Plan, the Funds may use their assets to finance activities relating to the distribution of their shares and the provision of certain shareholder services.  Under the terms of the Rule 12b-1 Plan, the Funds may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Funds for these services.

For each Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of each Fund’s shares, including, but not limited to:

(a)                                 expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of such Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)                                the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)                                 the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)                                the preparation, printing and distribution of sales literature;

(e)                                 expenditures for sales and distribution support services, including processing new account applications;

(f)                                   preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)                                travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)                                the costs of administering the Rule 12b-1 Plan;

(i)                                    expenses of organizing and conducting sales seminars; and

(j)                                    retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005, as amended, to obtain use of the “AARP” name as part of the Funds’ names, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Funds to the public.  The Distributor uses a portion of the fees collected from the Funds under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Funds in this regard, which is paid to AARP on a tax free basis.  These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial under which AARP Financial provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan.  In particular, AARP Financial has agreed to assist the Distributor in its efforts to offer and sell the Funds’ shares by engaging in any combination of the following services:  (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Funds and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial in an amount equal to approximately 0.14% annually of the Funds’ average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)                                 aggregating and processing purchase and redemption orders;

(b)                                providing beneficial owners with statements showing their positions in the Funds;

(c)                                  processing dividend payments;

(d)                                providing sub-accounting services for Fund shares held beneficially;

(e)                                 forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)                                   receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to each Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Fund (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it “Independent Plan Trustees.”  The Rule 12b-1 Plan may not be amended with respect to any Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund.  No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan.  The Rule 12b-1 Plan may be terminated at any time with respect to any Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund.  As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Funds and their shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Funds to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

The following table sets forth the gross fees paid by each Fund under the Plan since the commencement of operations:

Funds of the Trust	Fiscal Year ended June 30, 2007 Fees	Fiscal Year ended June 30, 2006 Fees

AARP Conservative Fund	$		$2,958

AARP Moderate Fund	$		$5,594

AARP Aggressive Fund	$		$3,210

AARP Income Fund	$	$	N/A

AARP Money Market Fund	$	$	N/A

EXPENSES

The Funds’ service providers bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations.  Expenses paid by each Fund include, but are not limited to:

•                  fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•                  fees and expenses of officers and the Board;

•                  taxes;

•                  interest;

•                  legal and auditing fees;

•                  brokerage fees and commissions;

•                  certain fees and expenses in registering and qualifying each fund and its shares for distribution under federal and state securities laws;

•                  expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•                  the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•                  fidelity bond and directors’ and officers’ liability insurance premiums;

•                  the expense of using independent pricing services; and

•                  other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust by or under the direction of the Board.  The Board determines how to apportion those expenses in a fair and equitable manner.  The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies.  Because the Funds invest substantially all of their assets in the Underlying Funds, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Underlying Funds.  Due to the inherent conflict of interest presented in that situation, the Funds will pass through any matters to be approved by shareholders of the Underlying Funds to the shareholders of the Funds.  The Adviser will then vote each Fund’s proxies on matters affecting the Underlying Funds in direct proportion to the votes received from shareholders of that Fund.  In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the Underlying Fund and 25% of the Fund’s proxies against the proposal.

As a general matter, the board of trustees of AARP Portfolios has delegated to the Adviser responsibility for voting the proxies of the companies held by the Underlying Funds according to guidelines established by the board of trustees of AARP Portfolios.  These policies and procedures seek to use proxy voting as a tool to promote positive returns for long-term shareholders.  The foundation of the proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

With respect to the AARP Money Market Fund, the Fund will either (i) pass through any matters to be approved by shareholders of the Underlying Money Market Fund to the shareholders of the Fund or (ii) vote its shares in the same percentage as the vote of all other shareholders of the Underlying Money Market Fund.  If the AARP Money Market Fund “passes through” the vote to shareholders, the Adviser will vote the Fund’s proxies on matters affecting the Underlying Money Market Fund in direct proportion to the votes received from shareholders of the Fund.

Ordinarily, the securities in which the Underlying Money Market Fund invests will be non-voting securities.  The Master Trust has adopted Proxy Voting Policies and Procedures pursuant to which the Master Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Underlying Money Market Fund to SSgA FM as part of SSgA FM’s general management of the Underlying Money Market Fund, subject to the Master Trust’s Board’s continuing oversight. As a general matter, the Board of the Master Trust has delegated to SSgA FM the responsibility for voting any proxies according to guidelines established by the Board.

The Proxy Voting Policies and Procedures for the Trust, the AARP Portfolios and the Master Trust are attached as Appendix A to this SAI.  The Adviser has adopted the Proxy Voting Policies and Procedures of the Trust and AARP Portfolios.

No later than August 31st of each year, the AARP Funds, the Underlying Funds and the Underlying Money Market Fund are required to file with the SEC their proxy voting record for the 12-month period ending June 30 on Form N-PX.  An annual record of all proxy votes cast for the AARP Funds, the Underlying Funds and the Underlying Money Market Fund during the most recent 12 months can be obtained without charge on the SEC’s web site at http://www.sec.gov.  The most recent Form N-PX for the Funds is also available without charge, upon request, by calling 1-800-958-6457 or visiting http://www.aarpfunds.com.

Code of Ethics.  The Adviser, Sub-Adviser, Distributor, the Trust and AARP Portfolios have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act.  The Trust’s and AARP Portfolios’ codes of ethics, by relying on the codes of the underlying service providers, permit personnel of the above-named service providers or officers of the Trust or AARP Portfolios, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Funds or the Underlying Funds.  Under the codes of ethics of the Adviser, the Sub-Adviser and Distributor, any of the Funds’ access persons covered by such codes of ethics must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Funds’ and Underlying Funds’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

In connection with the AARP Money Market Fund, the Master Trust also has adopted a code of ethics that complies with Rule 17j-1 under the Investment Company Act

There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s web site at http://www.sec.gov.

Portfolio Transactions and Brokerage.

Under the general supervision of the Board, the Adviser or the Sub-Adviser makes investment decisions for each of the Funds and oversees the placement of orders.

Generally, the Funds do not directly incur transactional costs for purchases and sales of portfolio investments.  Shares of the Underlying Funds and the Underlying Money Market Fund are purchased or redeemed each day depending on the number of shares of the Funds purchased or redeemed on that day.  Shares of the Underlying Funds and the Underlying Money Market Fund are available for purchase by the Funds at their net asset value “NAV” without any sales charges, transaction fees, or brokerage commissions being charged.

However, each Underlying Fund and the Underlying Money Market Fund invests in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission.  Because the transaction costs associated with these transactions and brokerage practices are indirectly borne by the Funds, a discussion of those practices is included below.

SSgA FM, as the Sub-Adviser (also the adviser for the Underlying Money Market Fund), selects broker-dealers to execute transactions on behalf of each of the Underlying Funds and the Underlying Money Market Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, a fund will not necessarily pay the lowest spread or commission available.

In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers.

When an investment adviser or sub-adviser causes a fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, the fund may be considered to have paid “soft dollars” for the brokerage and research services provided by the broker-dealer.  However, there will be occasions when the Sub-Adviser, in the exercise of its duty to seek best execution, determines that a broker-dealer that furnishes brokerage and research services for a higher commission than that which might be charged by another broker-dealer for effecting the same transaction will in fact provide the best execution available under the circumstances.  In that event, the Funds or the Underlying Funds may receive research that was not being considered by the Sub-Adviser as part of its efforts to seek best execution and part of the commission paid may be considered “soft dollars.”  Unsolicited research might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.  Shareholders of the Funds should understand that the unsolicited research provided by such brokers may or may not be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to the Funds, the Underlying Funds or the Sub-Adviser’s other clients.  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by the Underlying Funds or the sub-advisory fee payable to the Sub-Adviser by the Adviser.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, an Underlying Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

SSgA FM does not currently use the assets of the Underlying Funds or the Underlying Money Market Fund for soft-dollar arrangements.  SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

With respect to the Underlying Money Market Fund, ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Underlying Money Market Fund pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Underlying Money Market Fund. When the Underlying Money Market Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.  The Underlying Money Market Fund normally does not pay a stated brokerage commission on transactions.

Each of the Underlying Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. An Underlying Fund will engage in this practice, however, only when the Sub-Adviser believes such practice to be in the Underlying Fund’s best interests.

Investment decisions for each Underlying Fund and for other investment accounts managed by the Sub-Adviser are made independently of each other in the light of differing conditions.  However, the same investment decision may be made for two or more of such accounts.  When a purchase or sale of the same security is made at substantially the same time on behalf of an Underlying Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Sub-Adviser believes to be equitable to each such account. Although the Sub-Adviser seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Underlying Funds or the size of the position obtained or sold by the Underlying Funds. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Underlying Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.  However, the Sub-Adviser must designate that Underlying Fund shares included in any aggregated trade may not be used to generate soft dollar credits.

The Underlying Funds will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

Under the Investment Company Act, the Adviser, the Sub-Adviser, the Distributor and their affiliates are prohibited from knowingly dealing with the Underlying Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Each Fund invests all of its assets in the Underlying Funds.  As such the Funds are not expected to pay any brokerage commissions as shares of the Underlying Funds are available for purchase by the Funds at their net asset value “NAV” without any sales charges, transaction fees, or brokerage commissions being charged.  For the fiscal year ended [June 30, 2007], none of the Funds paid a brokerage fee.

Each of the Funds is required to identify the securities it holds of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parent companies as of the close of their most recent fiscal year and state the value of such holdings.  As of [June 30, 2007], the Funds did not hold any such securities.

Turnover Rate.  The turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year.

Significant changes in turnover rates from year to year may be due primarily to varying levels of purchase and redemption activity in a Funds’ shares in order to rebalance the Funds.

Disclosure of Portfolio Holdings.  The Funds and the Underlying Funds have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds and the Underlying Funds “Disclosure Policy.”  The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Funds and the Underlying Funds, to prevent the selective disclosure of the information, and to ensure compliance by the Funds and the Underlying Funds with the federal securities laws, including the Investment Company Act.  The Funds, the Underlying Funds and their service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Funds or the Underlying Funds may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust or AARP Portfolios, as applicable.  This prohibition does not apply to information sharing with the Funds’ and Underlying Funds’ service providers, including advisers and sub-advisers to the Funds and Underlying Funds, independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds and the Underlying Funds.  These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers other than the service providers identified on pages 3 and 4 of this SAI and counsel to the Funds identified under the heading “Other Information – Legal Counsel”, rating and ranking organizations and affiliated persons of the Funds and Underlying Funds.  However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

The chief compliance officer of the Trust and AARP Portfolios is responsible for ensuring that the Funds and the Underlying Funds have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Funds’ and the Underlying Funds’ compliance with the Disclosure Policy.

Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust or AARP Portfolios upon determining that the exception is in the best interests of the Funds or the Underlying Funds, as applicable, and their shareholders.  The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the affected Funds or Underlying Funds at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ or the Underlying Funds’ shareholders on one hand and the Funds’ or the Underlying Funds’ investment adviser, sub-adviser or any affiliated person of the Funds or the Underlying Funds on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer.  If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

The Underlying Money Market Fund has also adopted a portfolio holdings disclosure policy similar in purpose to the Disclosure Policy. As a matter of regular course, the Funds and the Funds’ service providers have access to information regarding the holdings of the Underlying Money Market Fund on a daily basis.  However, the Funds and their service providers are restricted from disclosing such information except in accordance with the portfolio holdings disclosure policy of the Underlying Money Market Fund.

Quarterly Disclosures. The Funds, Underlying Funds and the Underlying Money Market Fund publicly disclose the complete schedule of their holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC.    You may view a complete schedule of the Funds’, Underlying Funds’ and Underlying Money Market Fund’s portfolio holdings for the most recently completed quarter online at http://www.aarpfunds.com, or obtain a copy of the schedule by calling the Funds at 1-800-958-6457.  The holdings of each Fund, Underlying Fund and Underlying Money Market Fund are posted at http://www.aarpfunds.com after they have filed the required information with the SEC.

The Funds, Underlying Funds and Underlying Money Market Fund file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Qs are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

In order to facilitate the review of the Underlying Funds by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, each Underlying Fund or AARP Portfolios may from time to time, to the extent permitted under applicable law, distribute non-public information regarding an Underlying Fund, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information.  Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Underlying Funds’ non-public information provided is the confidential property of the Underlying Funds and may not be used for any purpose except in connection with the provision of services to the Underlying Funds and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Underlying Funds, the recipient of the non-public information shall promptly return or destroy the information.  The Underlying Funds do not receive compensation or consideration in connection with the distribution of non-public portfolio information. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Underlying Funds may be without any lag.

Calculation of Net Asset Value.  The prospectus discusses the method the Funds use to calculate their NAV per share and the time when such calculations are made.  The Funds, other than the AARP Money Market Fund, use the NAV per share of the Underlying Funds calculated by the Underlying Funds in order to price the Funds’ shares.  The AARP Money Market Fund uses the NAV per share of the Underlying Money Market Fund in order to price its shares.

Included below is a description of the procedures used by the Underlying Funds in valuing their assets.  Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation, but where closing bid and asked prices for such day are available, then such securities may be valued, subject to approval by the pricing committee of AARP Portfolios, which is made up of officers of the Trust and employees of the Adviser as designated from time to time by management of the Adviser and ratified by the Board, at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price “NOCP.” The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (a) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (b) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower).  Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.  Bonds are valued at the evaluated bid prices.

In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations.  Each of the Underlying Funds may employ pricing services selected by the Adviser or Sub-Adviser, and approved by the Board, which may use generally accepted pricing methodologies.  This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used.  If a pricing service cannot provide a valuation for the security, the security may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers that are known to follow the issue.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (a) the relevant exchange rate and (b) the conversion rate of the Depositary Receipt to one share of its underlying security.  If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS” traded securities, the closing price will be the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Underlying Fund’s NAV that is likely to materially affect the value of any foreign security held by the Underlying Fund (i.e., a “significant event”), the security will be valued by AARP Portfolios’ pricing committee, using pricing procedures that have been approved by the Board in order to determine the security’s fair value.  The procedures require the pricing committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Underlying Fund’s portfolio management team will not serve on the pricing committee in a voting capacity with respect to any pricing determination for that Underlying Fund.  The pricing committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values.  The pricing committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues.  Generally, two voting members of the pricing committee are required to approve a valuation determination or procedural change.  However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the pricing committee may act on behalf of the full pricing committee when the other members are not readily available to participate in the determination before the applicable deadline.  The pricing committee is required to report any fair valuations of the Underlying Funds’ securities to the board of trustees of the Underlying Funds as soon after it determines such a fair value price as is practicable.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by an Underlying Fund include governmental actions, natural disasters, and armed conflicts.

The pricing committee of the AARP Portfolios will also value restricted and illiquid securities, and securities and assets for which a current market price is not readily available at their fair value pursuant to pricing procedures adopted by the board of trustees of AARP Portfolios.

Minutes of all pricing committee meetings are provided to the board of trustees of AARP Portfolios at its next regularly scheduled meeting. The pricing committee, in its discretion, may request the input of the board of trustees of AARP Portfolios on any particular issue.

All cash, receivables and current payables are carried on each Underlying Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the board of trustees of AARP Portfolios.

AARP Money Market Fund.  The Underlying Money Market Fund’s securities will be valued pursuant to guidelines established by the Board of the Master Trust.

It is the Underlying Money Market Fund’s policy (and, accordingly, the AARP Money Market Fund’s policy) to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the Investment Company Act, the Underlying Money Market Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Underlying Money Market Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Underlying Money Market Fund’s shares computed by dividing the annualized daily income on the Underlying Money Market Fund’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on the Underlying Money Market Fund’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Board of the Master Trust has established procedures reasonably designed to stabilize the Underlying Money Market Fund’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Underlying Money Market Fund’s NAV using market values; (2) periodic review by the Board of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination.  The Board of the Master Trust will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases.  As described in the prospectus, shares of the Funds may be purchased by an investor by placing orders directly with the Transfer Agent or the Distributor.  The Funds may authorize one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Funds.  To the extent permitted by law, a Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order.  Orders will be priced at a Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form.  The Funds consider purchase, exchange or redemption orders to be in “good form” when they receive all required information, including properly completed and signed documents.  Redemption proceeds are paid in cash.

The Funds may authorize one or more financial service institutions to receive redemption orders on their behalf.  Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds.  To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Involuntary Redemptions.  Each Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•                  the Fund or a class of its shares, if any, are to be terminated;

•                  the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•                  the shareholder fails to pay when due the full purchase price of shares issued to him;

•                  it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•                  the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or regulation or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information.  Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange “NYSE” is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI.  An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE UNDERLYING FUNDS

Each Fund is a diversified mutual fund that invests all of its assets in shares of the Underlying Funds, except for the AARP Money Market Fund, which invests all of its assets in the Underlying Money Market Fund, each of which in turn, invest in a variety of securities.  Additional information regarding the characteristics of certain of the Underlying Funds’and the Underlying Money Market Fund’s investments and the risks associated with those investments is discussed below.  Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board without the authorization of the holders of a majority of a Fund’s outstanding shares and without prior notice.  All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Funds will achieve their objectives.

The Underlying Funds

Currently there are three Underlying Funds in AARP Portfolios.  The investment objective and principal investment strategies of the AARP Portfolios and the Underlying Money Market Fund are set out below.

The U.S. Stock Market Portfolio seeks to produce the returns provided by the Morgan Stanley® Capital International “MSCI” U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the fund.  The U.S. Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks traded on stock exchanges in the United States.

The International Stock Market Portfolio seeks to produce the returns provided by the MSCI® Europe, Australasia and Far East “EAFE” Index as closely as possible, before deduction of expenses of the fund.  The International Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks trading outside of the United States.

The U.S. Bond Market Portfolio seeks to produce the returns provided by the Lehman Brothers® Aggregate Bond Index, before deduction of expenses of the fund, by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market.  The U.S. Bond Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in bonds traded on the United States bond market.

If any of the AARP Portfolios determines to change its 80% policy indicated above, it will provide at least 60 days’ prior notice to the affected AARP Portfolios’ shareholders.

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), each AARP Portfolio may invest in the following instruments and use the following techniques. Note that while the instruments and techniques are divided into Cash, Stocks, Bonds and Derivatives many belong in multiple categories.  Be sure to read all the information as each Fund can hold all the instruments and use all the techniques subject to the limitations imposed by a Fund’s investment objectives, policies and restrictions described in the Prospectus and/or this Statement of Additional Information, as well as federal securities laws.  The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Prospectus.

Cash

Temporary Defensive Position.  During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, an Underlying Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term investments.  These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. Each Underlying Fund may participate in a cash sweep program.  In a cash sweep program, uninvested cash balances are used to purchase shares of money market funds.  A cash sweep program may reduce the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings.

Local Currency.  Each Underlying Fund may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. Each Underlying Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. “Moody’s” or AA or higher by Standard & Poor’s Rating Group “S&P” or, if unrated, of comparable quality in the opinion of the Sub-Adviser; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements. At the time an Underlying Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-Adviser.

Eurodollar Certificates of Deposit “ECDs,” Eurodollar Time Deposits “ETDs” and Yankee Certificates of Deposit “YCDs.”  Each Underlying Fund and the Underlying Money Market Fund may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks.  Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. Each Underlying Fund and the Underlying Money Market Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Underlying Fund purchases securities from a financial institution that agrees to repurchase the securities at the Underlying Fund’s original purchase price plus interest within a specified time (normally one business day). The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser or Sub-Adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the Underlying Funds may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to compensate the Underlying Funds fully.

Reverse Repurchase Agreements. The Underlying Funds and the Underlying Money Market Fund may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which an Underlying Fund provides securities as collateral. Under a reverse repurchase agreement, the Underlying Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. An Underlying Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions.  Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the Underlying Fund’s custodian on the Underlying Fund’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by an Underlying Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect an Underlying Fund’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. Each Underlying Fund and the Underlying Money Market Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Underlying Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by an Underlying Fund in reliance upon Rule 144A could have the effect of increasing the level of the Underlying Funds’ illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Generally, Section 4(2) paper and Rule 144A securities will not be subject to an Underlying Fund’s percentage limitations on illiquid securities when the Adviser or Sub-Adviser, as applicable (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The Underlying Funds and the Underlying Money Market Fund may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Foreign Currency Exchange Contracts. The International Stock Market Portfolio and the U.S. Stock Market Portfolio, to a lesser extent, may invest in foreign currency exchange contracts. These Underlying Funds have the authority to deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Portfolio’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Stocks

General.  The market price of stocks and other equity securities owned by the Underlying Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Exchange Traded Funds.  To the extent permitted by applicable laws or regulations, each Underlying Fund may purchase shares of exchange-traded funds, “ETFs.” Typically, an Underlying Fund would purchase shares to obtain exposure to all or a portion of the stock or bond market. ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index.  Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as an Underlying Fund investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and an Underlying Fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their NAV, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Foreign Securities. The International Stock Market Portfolio and the U.S. Stock Market Portfolio may invest in equity securities of foreign issuers. Investments in foreign securities involve risks of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

The value of the foreign securities held by these Underlying Funds may be significantly affected by changes in currency exchange rates. Each Underlying Fund endeavors to buy and sell foreign currencies on favorable terms. Price spreads on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries.  Each Underlying Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

Convertible Securities. Each Underlying Fund may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula.  A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt.  Of course, there can be no assurance of current income because issuers may default on their obligations.  And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.  Because of this conversion feature, the Portfolios consider some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset.  A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions.  The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset.  However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer.  Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by the Underlying Funds is called for redemption, the Underlying Funds will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party.  A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price.  The Underlying Funds typically invest in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option or convert unless the security is called or conversion is forced.

Restricted and Illiquid Securities. Each Underlying Fund and the Underlying Money Market Fund may invest in restricted or illiquid securities, including Rule 144A securities.  Rule 144A securities are securities that are privately placed with and traded among qualified investors rather than the general public.  Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. Each Underlying Fund will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The Underlying Money Market Fund will invest no more than 10% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. Each Underlying Fund and the Underlying Money Market Fund may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Underlying Fund’s. As a matter of non-fundamental policy, the Underlying Funds may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or

Section 12(d)(1)(G) of the Investment Company Act.  These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. Each Underlying Fund may invest in real estate investment trusts “REITs.”  Equity REITs are generally considered to be REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties.  Mortgage REITs are generally considered to be REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages.  Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower.  Hybrid REITs are generally considered to be those REITs that do not meet the equity or mortgage tests.  The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Other Investment Techniques

Lending of Fund Securities. Each Underlying Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Underlying Fund. An Underlying Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Underlying Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Underlying Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Underlying Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. Each Underlying Fund and the Underlying Money Market Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by an Underlying Fund of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on an Underlying Fund’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Underlying Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Bonds

Investment-Grade Bonds. Each Underlying Fund and the Underlying Money Market Fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the Adviser or Sub-Adviser, as applicable to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.  A description of the applicable credit ratings is set forth in Appendix B to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer.  In general, the prices of such securities vary inversely with interest rates.  As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise.  When prevailing interest rates rise, bond prices generally fall.

Foreign Bonds.  The U.S. Bond Market Portfolio may invest in foreign bonds, but will generally limit its investment in foreign bonds to approximately the same proportion of foreign bonds that comprise the Lehman Brothers Aggregate Bond Index.  Foreign bonds include direct investments in U.S. dollar denominated securities of foreign issuers traded in the United States, such as foreign companies, foreign sovereign governments, municipalities and governmental agencies (including those of developing countries), and international agencies.  Foreign bonds are subject to the same risks that pertain to domestic bonds, notably interest rate risk, credit risk, prepayment risk and market risk.  Foreign bonds, especially those issued by governments of developing countries or companies operating therein, are also subject to additional risks and may be more volatile than domestic bonds.  Foreign companies, governments and agencies may be less stable than domestic companies or the U.S. government or its agencies.  Other risks include: future unfavorable political, social and economic developments; the extent and quality of government regulation of financial markets and institutions, including less thorough accounting, auditing, and recordkeeping requirements; the imposition of foreign withholding or confiscatory taxes; and other governmental restrictions that might affect repayment of principal or payment of interest or the willingness or ability to honor a credit commitment, such as foreign economic or monetary policies, exchange control regulations, regulations requiring the expropriation or nationalization of assets, and prohibitions on the repatriation of foreign currencies.  Furthermore, it may be difficult to obtain adequate and timely public information on foreign issuers.  Moreover, the Portfolio may have limited legal recourse in the event of a foreign bond’s default.

Variable and Floating Rate Securities. Each Underlying Fund and the Underlying Money Market Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Mortgage-Backed and Mortgage-Related Securities. The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Commercial Mortgage-Backed Securities. The U.S. Bond Market Portfolio may invest in commercial mortgage-backed securities “CMBS.”  CMBS are securities created from a pool of commercial mortgage loans.  Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme.  They may be issued by U.S. government agencies or by private issuers.  The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure.  Generally, deals are structured with senior and subordinate classes.  Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset.  Classes could include floating interest rates or a scheduled amortization of principal.  The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structure.  The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

GNMA Mortgage Pass-Through Certificates “Ginnie Maes.”  The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in Ginnie Maes.  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates “Freddie Macs.”  The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates “Fannie Maes.”  The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in Fannie Maes.  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls. The U.S. Bond Market Portfolio may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Portfolio will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the transaction is subject to risk. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. Each Underlying Fund and the Underlying Money Market Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which each Underlying Fund may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. Each Underlying Fund and the Underlying Money Market Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Underlying Fund until settlement takes place. The Underlying Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Underlying Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Underlying Fund. When entering into a when-issued transaction, the Underlying Funds will rely on the other party to consummate the transaction; if the other party fails to do so, the Underlying Funds may be disadvantaged.

Securities purchased on a when-issued basis and held by an Underlying Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income an Underlying Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Underlying Fund’s NAV.

When payment for when-issued securities is due, an Underlying Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Underlying Fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

TBAs. The U.S. Bond Market Portfolio may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future.  TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company” “RIC” under Subchapter M of the Internal Revenue Code of 1986, as amended “Internal Revenue Code,” the Underlying Funds must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the U.S. Bond Market Portfolio and the Underlying Money Market Fund will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the U.S. Bond Market Portfolio and the Underlying Money Market Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the U.S. Bond Market Portfolio or the Underlying Money Market Fund. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the U.S. Bond Market Portfolio or the Underlying Money Market Fund to sell such securities at such time.

Stripped Securities.  The U.S. Bond Market Portfolio may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts “TIGRS” and Certificates of Accrual on Treasuries “CATS.”  Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset-Backed Securities. The U.S. Bond Market Portfolio and the Underlying Money Market Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by the U.S. Bond Market Portfolio or the Underlying Money Market Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the U.S. Bond Market Portfolio or the Underlying Money Market Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. The U.S. Bond Market Portfolio may invest in Treasury Inflation –Protection Securities “TIPS,” a type of inflation-indexed Treasury security.  TIPS provide for semiannual payments of interest and payment of principal at maturity.  In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers.  Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment.  Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.  TIPS also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance.  The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

High Yield Securities.  The U.S. Bond Market Portfolio may invest in lower rated corporate debt securities (“high yield securities” or “junk bonds”).  Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments than investment grade securities.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the underlying funds could sell a high yield security. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and judgment may play a greater role in valuation because there is less reliable, objective data available.

Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index.  Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities.  There are many types of derivatives and multiple ways to use them in each Underlying Fund, provided they are consistent with each Underlying Fund’s investment objective and restrictions.  For example, futures and options are commonly used for hedging purposes to attempt to protect the Underlying Funds from the exposure to changing interest rates, securities prices, or currency exchange rates.  They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities.  These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than each Underlying Fund’s initial investment.

American Depositary Receipts and European Depositary Receipts. The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase American Depositary Receipts “ADRs” and European Depositary Receipts “EDRs” of foreign corporations.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are issued by European financial institutions for trading primarily in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or un-sponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In un-sponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and un-sponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying un-sponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

Options on Securities and Securities Indices. Each Underlying Fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Underlying Funds may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor.  The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount.  This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index.  Each Underlying Fund may utilize swap agreements.  Forms of swap agreements include, for example:

•                                          Interest Rate Swaps. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. Each Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. Each Underlying Fund intends to use these transactions as a hedge and not as a speculative investment.

•                                          Credit Default Swaps. Credit default swaps enable an Underlying Fund to buy or sell protection against a credit swap agreements to hedge an existing position by purchasing or selling credit protection.  Each Underlying Fund would use the swap to buy or sell protection against a credit either of a specific issuer or basket of securities.  Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.  Credit default swaps could result in losses if the Underlying Fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•                                          Total Return Swaps. Each Underlying Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to an Underlying Fund than if the Underlying Fund had invested directly in an instrument that yielded that desired return.  Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the Underlying Fund.

Each Underlying Fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Adviser or Sub-Adviser, as applicable, will cause an Underlying Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Fund’s repurchase agreement guidelines approved by the board of trustees of AARP Portfolios.  The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. Each Underlying Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.  A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, an Underlying Fund is required to deposit an initial margin with the custodian for the Underlying Fund, for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that an Underlying Fund will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. No Underlying Fund will commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

AARP Aggressive Fund, AARP Moderate Fund, AARP Conservative Fund and AARP Income Fund, “Top Funds.”  Each Top Fund and each Underlying Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to the Top Fund or Underlying Fund only by a vote of the holders of a “majority of the outstanding voting securities” of the Top Fund or Underlying Fund.  For this purpose, a majority of the outstanding voting securities of a Top Fund or Underlying Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.  As a matter of fundamental policy, each Top Fund and each Underlying Fund:

1.

May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Top Fund or Underlying Fund to: (a) enter into commitments to purchase securities in accordance with the Top Fund’s or Underlying Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the Securities Act of 1933 “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Top Fund or Underlying Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Top Fund or Underlying Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.

May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Top Fund or Underlying Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Top Fund or Underlying Fund as a result of the ownership of securities;

5.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.

May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Top Fund or Underlying Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.

Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Top Fund’s or Underlying Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Top Fund’s or Underlying Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Top Fund or Underlying Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if a Top Fund’s or Underlying Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Top Fund’s or Underlying Fund’s investments, the Top Fund or Underlying Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Top Fund or Underlying Fund.  Otherwise, a Top Fund or Underlying Fund may continue to hold a security even though it causes the Top Fund or Underlying Fund to exceed a percentage limitation because of fluctuation in the value of the Top Fund’s or Underlying Fund’s assets.

AARP Money Market Fund.  The AARP Money Market Fund is subject to the investment limitations enumerated in this section, which correspond as necessary to the investment limitations adopted by the Underlying Money Market Fund. The investment limitations enumerated in this section may be changed only by a vote of the holders of a “majority of the outstanding voting securities” of the AARP Money Market Fund.  For this purpose, a majority of the outstanding voting securities of the AARP Money Market Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.

As a matter of fundamental policy, the AARP Money Market Fund:

1.

May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (a) enter into commitments to purchase securities in accordance with the AARP Money Market Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the AARP Money Market Fund or Underlying Money Market Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the AARP Money Market Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.

May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the AARP Money Market Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.

May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.

Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the AARP Money Market Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The concentration policy set forth above permits the Fund to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the AARP Money Market Fund has recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks.  The AARP Money Market Fund may concentrate its investment in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the AARP Money Market Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the AARP Money Market Fund’s assets in such industry.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the AARP Money Market Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if the AARP Money Market Fund’s holdings of illiquid securities exceed 10% of net assets because of changes in the value of the AARP Money Market Fund’s investments, the AARP Money Market Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the AARP Money Market Fund.  Otherwise, the AARP Money Market Fund may continue to hold a security even though it causes the AARP Money Market Fund to exceed a percentage limitation because of fluctuation in the value of the AARP Money Market Fund’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

State Street Money Market Portfolio.  It is intended that the Underlying Money Market Fund will operate and be treated as a partnership for federal income tax purposes and not as a “publicly traded partnership.”  As a result, the Underlying Money Market Fund should not be subject to federal income tax; instead, the AARP Money Market Fund, as an investor in the Underlying Money Market Fund, is required to take into account in determining its federal income tax liability its allocable share of the Underlying Money Market Fund’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash or property distributions from the Underlying Money Market Fund.  The determination of such share will be made in accordance with the Internal Revenue Code, and the regulations promulgated thereunder.

It is intended that the Underlying Money Market Fund’s assets, and the income generated therefrom, will be managed in such a way that the AARP Money Market Fund will meet the requirements of Sections 851(b)(2) and 851(b)(3)(A) and (B) of the Code. The AARP Money Market Fund’s adjusted tax basis in the Underlying Money Market Fund will generally be the aggregate price paid therefor, increased by the amounts of its distributive shares of items of realized net income and gain, and reduced, but not below zero, by the amounts of its distributive share of items of net loss and the amounts of any distributions received by the investor.  To the extent the cash proceeds of any withdrawal or distribution exceed the AARP Money Market Fund’s adjusted tax basis in the Underlying Money Market Fund, the AARP Money Market Fund will generally realize gain for federal income tax purposes.  If, upon complete withdrawal (i.e., redemption of entire interest in the Underlying Money Market Fund), the AARP Money Market Fund’s adjusted tax basis in its interest in the Underlying Money Market Fund exceeds the proceeds of the withdrawal, the AARP Money Market Fund will generally realize a loss for federal income tax purposes.

AARP Funds.  Each Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code.  As a RIC, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year “Distribution Requirement” and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss “net capital gain” for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations.  To the extent applicable, distributions from funds, such as the AARP Money Market Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met by the Fund and also by the corporate shareholder.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

To the extent applicable to the Funds, current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains.  The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Funds receive qualified dividend income.  Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income.  The Funds generally can pass the tax treatment of qualified dividend income they receive through to Fund shareholders.  For the Funds to receive qualified dividend income, the Funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property.  The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the applicable Fund.

The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.  Distributions from the Funds attributable to investments in bonds and other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.”  The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Funds will be able to designate separately distributions of any qualifying long-term capital gains or qualifying dividends earned by a Fund that would be eligible for the lower maximum rate.  Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed during those years.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Assuming the AARP Money Market Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although each Fund expects to qualify as a “RIC” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Options and Futures Contracts.  To the extent applicable to the Funds, the taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234.  Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales.  To the extent applicable to the Funds, IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses.  To the extent applicable under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. To the extent consistent with each Fund’s investment objective and limitations, the Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies “PFICs.”  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation.  Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Funds.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust which is registered under the Investment Company Act, as an open-end series management investment company.  Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.”  Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.”  Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005 “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes.  The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose.  Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Funds.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Fund and any other Funds, of any general assets not belonging to any particular Fund which are available for distribution.  Upon liquidation, shareholders of such Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Funds will vote together in the aggregate and on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees.  Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law.  At that time, the trustees then in office will call a shareholders’ meeting to elect trustees.  Except as set forth above, the trustees will continue to hold office and may appoint successor trustees.  Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)                                 divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)                                issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)                                  establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)                                divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)                                 issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)                                   change the name of any series or class thereof;

(g)                                 dissolve and terminate any one or more series or classes thereof; and

(h)                                take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act.  The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting.  When any one or more Fund is to vote separate from any other Fund(s), one-third (33-1/3%) of the outstanding shares of each such Fund entitled to vote shall constitute a quorum at a shareholders’ meeting of that Fund.  Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any Fund shall vote as a whole, then a majority of the outstanding shares of that Fund voted on the matter shall decide that matter insofar as that Fund is concerned.  In any vote submitted to shareholders of a Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability.  The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder.  Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.  For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

With respect to the AARP Money Market Fund, the By-Laws of the Master Trust provide for indemnification similar to the provisions set forth above.

OTHER INFORMATION

Legal Counsel.  The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street, NW, Suite 400 East, Washington, DC 20007, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds and the independent trustees.

Independent Registered Public Accounting Firm.  The Trust has engaged                                      to be the independent registered public accounting firm for the Trust.                          has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities.  As of [September 28, 2007], the following persons were record owners of 5% or more of the outstanding shares of a Fund:

Fund	Name and Address(1)	Percentage of Ownership
AARP Conservative Fund	State Street Bank and Trust Company, Custodian for the IRA of		%
	State Street Bank and Trust Company, Custodian for the IRA of		%

(1)          If you wish to contact any person listed in the table, you may write to them care of AARP Financial, Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

	State Street Bank and Trust Company, Custodian for the IRA of	%

AARP Moderate Fund	State Street Bank and Trust Company, Custodian for the IRA of	%

AARP Aggressive Fund	State Street Bank and Trust Company, Custodian for the IRA of	%

AARP Income Fund		%

AARP Money Market Fund	AARP Financial, Inc.	%

Certain of the Funds may at times hold of record more than 25% of the outstanding shares of an Underlying Fund.  Persons holding more than 25% of the outstanding shares of an Underlying Fund may be deemed to have “control” (as that term is defined in the Investment Company Act) of the applicable Underlying Fund and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of the applicable Underlying Fund.  The Underlying Funds may have significant or controlling shareholders other than the Funds and such shareholders may be able to affect or determine the outcome of matters presented for a vote of shareholders of an Underlying Fund.  Such other shareholders may include affiliates or controlling persons of AARP Financial.

Registration Statement.  This SAI and each Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to each Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site at http://www.sec.gov.

Statements contained herein and in each Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

[To be filed by amendment]

APPENDIX A-1:

AARP FUNDS
AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.                                         Introduction

AARP Financial Incorporated (“Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”).  AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio.  The Funds and the Portfolios have directed the Adviser to implement these Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio.  These Policies and Procedures may be revised from time to time, however.  Any material amendments must be approved by the Board of Trustees of the Trusts.

II.                                    The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser.  The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.(1)  The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.                                AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, or a rule thereunder, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master Funds.  Due to the inherent conflict of interest presented in that situation, the Funds normally will pass

(1)                               The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request.  If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

A1-1

through any matters to be approved by shareholders of the Master Funds to the shareholders of the Funds.  The Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.

In certain circumstances, it is possible that the costs incurred by a Fund in “passing through” its voting authority on a Master Fund’s shareholder vote to the Fund’s shareholders would exceed the benefit of this approach to the Fund’s shareholders.

•                  It is the Trust’s view that the costs of passing through a shareholder vote for the State Street Money Market Portfolio currently are likely to outweigh any benefit to shareholders.  Therefore, the Adviser is authorized to vote a Fund’s interest in the State Street Money Market Portfolio in the same proportion as the vote of all other shareholders of the State Street Money Market Portfolio, provided that the Adviser first consults with the Chairman of the Governance Committee on the matter and the Chairman does not object.

•                  In the case of other votes, if the Adviser believes that the costs of passing through a shareholder vote outweighs the benefits, it will submit the matter to the consideration of the Board of Trustees of the Trust.  If the Board of Trustees of the Trust determines that it is reasonably likely that the costs would exceed the benefits, the Board may take such other steps as it deems appropriate, in accordance with applicable law, to vote the Fund’s interest in the Master Fund in a manner that addresses potential conflicts of interest.(2)  For example, the Board may elect to vote the Fund’s interest in the Master Fund in the same proportion as the vote of all other shareholders of the Master Fund.

IV.                                AARP Portfolios

A.                                    General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers.  As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities.  AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.  Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

(2)                                 Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds.  Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund.

A1-2

As a matter of policy, the Adviser:

1.                                      Votes all proxies in the best interest of the Portfolios.

2.                                      Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.                                      Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.                                      Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.                                      Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.                                    Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company.

In an effort to identify potential conflicts of interest, the Compliance Department will prepare and maintain a list of: (1) the Adviser’s clients and vendors and (2) companies with whom AARP Services Inc. and AARP have material business relationships (“List”).  The Compliance Department will periodically update the List as new information becomes available and will provide the Proxy Manager with the List and all amendments.  The current List is attached hereto as Exhibit B.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is being solicited with respect to a company on the List, the Proxy Manager will refer the matter to the Adviser and the Chairman of the Governance Committee of AARP Portfolios, or if such person is not reasonably available, such other member of the Board of Trustees of AARP Portfolios as may be selected from time to time for such purpose.  The Adviser will vote such proxies in accordance with the direction of the Chairman of the Governance Committee or such other Board member selected for such purpose.

The Proxy Manager will review each proxy to assess the extent to which there may be a potential conflict of interest (in addition to the companies included on the List).  All Adviser personnel are required to contact the Proxy Manager immediately if they know of any apparent conflicts of interest with respect to any proxy, including apparent conflicts of interest involving personal relationships.  The Proxy Manager reviews apparent conflicts to determine if there is a conflict, and if so, the nature of the conflict and whether the conflict is material.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is not being solicited with respect to a company on the List, the Proxy Manager will act as follows.

A1-3

•                 In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of personnel or an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Portfolios in accordance with these Policies and Procedures.

•                 If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question.  Rather, the Proxy Manager will refer the matter to the Adviser.  The Adviser will vote such proxy in accordance with the direction of the Chairman of the Governance Committee or, if appropriate, such other Board member selected for such purpose.

The Proxy Manager or the Adviser, as appropriate, will:

•                 record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the decision with respect to any conflict of interest; and

•                 report to the full Board of Trustees of AARP Portfolios at the next quarterly meeting of the Board of Trustees of AARP Portfolios as to the vote submitted with respect to the proxy giving rise to each material conflict of interest.

V.                                    Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VI.                                Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:(3)

(1)                                  All proxy voting policies and procedures.

(2)                                  A copy of each proxy statement it receives regarding client securities.(4)

(3)                                  A record of each vote cast by the Adviser on behalf of a client.(5)

(3)                                See Rule 204-2(c)(2) of the Advisers Act.

(4)                                The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5)                                The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

A1-4

(4)                                  A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)                                  A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)                                  Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: February 23, 2007

A1-5

EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility.  A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success.  This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•                 The Trust believes that one of the fundamental sources of good governance is independence.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.  It is the Trust’s view that a former CEO of a company can never be considered an independent director for that company.  The Trust will generally support the board’s nominees, if the above conditions are met.

•                 The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders.  The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•                 The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•                 The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•                 The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•                 The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•                 The Trust will generally oppose excessive awards of stock or stock options to directors.

•                 The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•                 The Trust will generally support proposals to require majority voting in favor of director nominees.

A1-6

Independent Auditors

•                  The Trust believes that the company is in the best position to evaluate the competence of the outside auditors.  We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.  While each proposal needs to be evaluated on a case by case basis, the Trust generally will not support ratification where indemnification clauses fail to provide, at a minimum, compensatory damages.

Compensation Issues

•                  The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company.  While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.  The Trust generally will withhold votes from compensation committee members if a company has compensation practices the Trust deems to be poor, which include such practices as employment contracts the Trust deems egregious; perks, pension or bonus payments the Trust deems excessive; options backdating or other inappropriate compensation arrangements; or pay practices the Trust generally deems to be poor.  Although each case needs to be evaluated individually, the Trust may also withhold its vote from the entire board if the whole board was involved in and contributed to compensation practices the Trust deems egregious.  Unless the Trust determines otherwise (e.g., with respect to a particular situation or type of compensation practice), the Trust will defer to the Proxy Manager’s judgment of what constitute poor compensation practices.

•                 The Trust will generally support shareholder resolutions requesting a precatory advisory vote on a company’s compensation committee report.

•                 The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•                 The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•                 The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•                 The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•                 The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

A1-7

•                 The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•                 The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•                 The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars.  Plans that appear excessive will generally be opposed.

•                 The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•                 The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•                 The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•                 The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•                 The Trust will generally support proposals to elect directors with an affirmative majority of votes cast.

•                 The Trust will generally oppose cumulative voting rights.  The Trust will oppose cumulative voting rights where majority vote standards are not in place.

•                 The Trust will generally oppose supermajority voting requirements.

•                 The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•                 The Trust will generally oppose proposals that do not provide for confidential voting.

•                 The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•                 The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•                 The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

A1-8

•                 The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•                 The Trust will actively voice their displeasure for companies who set forth proposals in a bundle.  The right to vote each proposal separately must be encouraged and protected.

•                 The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•                 The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•                 The Trust will generally oppose proposals for the creation of blank check preferred stock.

•                 The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•                 The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•                 The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•                 The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•                 The Trust will generally support proposals that request increased disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•                 The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

General

•                 In those instances where:  (i) proxy issues are not specifically addressed by these Policies and Procedures or by these Proxy Voting Guidelines, and (ii) such issues are not referred by ISS, then it will be the Trust’s practice to vote in accordance with ISS recommendations on such issues.

A1-9

EXHIBIT B

LIST OF MATERIAL BUSINESS RELATIONSHIPS

1.              United Healthcare

2.              JPMorgan

3.              The Hartford

4.              State Street Bank

5.              RR Donnelley

6.              DST Systems, Inc.

7.              Marsh McLennan

8.              General Electric

9.              Digitas

A1-10

APPENDIX A-2:

State Street Master Funds

State Street Institutional Investment Trust

Proxy Voting Policy and Procedures

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I.              Policy

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight.  The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below.  The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II.            Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund.  The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.  In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III.           Procedures

The following are the procedures adopted by the Board for the administration of this policy:

A.                                   Review of Adviser Proxy Voting Procedures.  The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

B.                                     Voting Record Reporting.  The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually.  Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time.  With respect to those proxies that the Adviser has identified as involving a conflict of interest(7),

(7)   As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

A2-1

the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

C.                                    Record Retention.  The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

D.                                   Conflicts of Interest.  Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser.  In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.                                Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.            Annual Filing

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year

VI.           Disclosures

A.           The Trusts shall include in its registration statement:

1.                                       description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.                                       statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.             The Trusts shall include in its annual and semi-annual reports to shareholders:

1.                                       statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

A2-2

2.                                       statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

VI.           Review of Policy.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

A2-3

APPENDIX B:  RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

APPENDIX C – INFORMATION REGARDING THE USE OF MORGAN STANLEY CAPITAL INTERNATIONAL, “MSCI,” INDEXES

The Underlying Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. “MSCI”, any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”).  The MSCI indexes are the exclusive property of MSCI.  MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by AARP Financial Incorporated.  None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Underlying Funds or any other person or entity regarding the advisability of investing in funds generally or in the Underlying Funds particularly or the ability of any MSCI index to track corresponding stock market performance.  MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Underlying Funds or the issuer or owners of the Underlying Funds or any other person or entity.  None of the MSCI Parties has any obligation to take the needs of the issuer or owners of the Underlying Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes.  None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Underlying Funds to be issued or in the determination or calculation of the equation by or the consideration into which the Underlying Funds are redeemable.  Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the Underlying Funds or any other person or entity in connection with the administration, marketing or offering of the Underlying Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warranties or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein.  None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, form the use of any MSCI index or any data included therein.  None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein.  Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein.  Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even it notified of the possibility of such damages.

C-1

PART C
OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Amended and Restated Certificate of Trust dated December 12, 2005 (1)
	(2)(a)	Amended and Restated Declaration of Trust dated December 12, 2005 (1)
	(2)(b)	Amended Schedule A to Amended and Restated Declaration of Trust (3)
(b)		Amended and Restated Bylaws dated December 12, 2005 (1)
(c)

See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of December 12, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of AARP Funds dated December 12, 2005

(d)	(1)(a)	Investment Advisory Agreement with AARP Financial Incorporated (2)
	(1)(b)	Amended Exhibit A to Investment Advisory Agreement with AARP Financial Incorporated (5)
	(2)(a)	Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (2)
	(2)(b)	Amended Exhibit A to Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (5)
(e)	(1)(a)	Distribution Agreement with ALPS Distributors, Inc. (5)
	(1)(b)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Money Market Fund (5)
	(1)(c)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Income Fund (5)
	(1)(d)	Addendum to Distribution Agreement – filed herewith
(f)		Not Applicable.
(g)	(1)(a)	Master Custodian Agreement with State Street Bank and Trust Company (2)
	(1)(b)	Amended Appendix A to Master Custodian Agreement with State Street Bank and Trust Company (5)
(h)	(1)(a)	Administration Agreement with AARP Financial Incorporated (2)
	(1)(b)	Amended Schedule A to Administration Agreement with AARP Financial Incorporated (5)
	(1)(c)	Amended Schedule C to Administration Agreement with AARP Financial Incorporated (5)
	(2)(a)	Transfer Agency and Service Agreement with State Street Bank and Trust Company (2)
	(2)(b)	Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company (5)
	(2)(c)	Form of Schedule 1.2(f) to the Transfer Agency and Service Agreement with State Street Bank and Trust Company (5)
	(3)	Participation Agreement with State Street Master Funds with respect to the AARP Money Market Fund (5)
	(4)	Participation Agreement with State Street Master Funds with respect to the AARP Income Fund (5)
(i)		Opinion and Consent of Counsel with respect to the Registrant – to be filed by amendment
(j)		Consent of Independent Registered Public Accounting Firm with respect to the Registrant – to be filed by amendment
(k)		Not Applicable.
(l)		Subscription/Purchase Agreement(s) with AARP Services Inc. (1)
(m)	(1)(a)	Distribution and Shareholder Service Plan (2)
	(1)(b)	Amended Schedule A to Distribution and Shareholder Service Plan (5)
(n)		Not Applicable
(o)		Reserved
(p)	(1)	Code of Ethics of AARP Funds (2)
	(2)	Code of Ethics of AARP Financial Incorporated (1)
	(3)	Code of Ethics of SSgA Funds Management, Inc. (1)

(4)	Amendment to Code of Ethics of SSgA Funds Management, Inc. – filed herewith
(5)	Code of Ethics of ALPS Distributors, Inc. (2)
(6)	Joint Code of Ethics of State Street Master Funds and State Street Institutional Investment Trust (2)

(1)	Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A on December 23, 2005.
(2)	Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A on June 19, 2006.
(3)	Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A on September 27, 2006.
(4)	Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A on October 27, 2006.
(5)	Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A on February 28, 2007.

Item 24.	Persons Controlled by or Under Common Control with the Fund

As of August 1, 2007, the AARP Moderate Fund, a series of the AARP Funds, a Delaware statutory trust, beneficially owned approximately 34% of the shares of the U.S. Bond Market Portfolio and approximately 29% of the shares of the U.S. Stock Market Portfolio, both series of the AARP Portfolios, a Delaware statutory trust.  Also as of August 1, 2007, the AARP Aggressive Fund beneficially owned approximately 28% of the shares of the U.S. Stock Market Portfolio.

Item 25.	Indemnification

The Registrant’s Amended and Restated Declaration of Trust dated as of December 12, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust.”

Item 26.	Business and Other Connections of the Investment Adviser

AARP Financial Incorporated (“AFI”) is a registered investment adviser. AFI serves as investment adviser to the AARP Funds and provides investment supervisory services. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME	POSITION WITH AFI	OTHER BUSINESS
W. Lee Hammond	Director	None
Robert Hagans, Jr.	Director	Chief Financial Officer of AARP
Nelda Barnett	Director	None
Nancy LeaMond	Director	Employee of AARP
Erik Olsen	Director	None
Dawn Sweeney	Director	President of AARP Services, Inc.
Larry C. Renfro	Director and President	None
Leilani S. Hall	Chief Compliance Officer	None
Scott M. Frisch	Treasurer	None
Sarah F. Mika	Secretary	None
Nancy M. Smith	Vice President	None
Frank A. LoPiccolo	Vice President	None

The principal business address of AARP is 601 E Street, N.W., Washington, DC 20004.  The principal business address of AARP Services, Inc. is 650 F Street, N.W., Washington, DC 20004.

SSgA Funds Management, Inc., (“SSgA FM”) serves as the investment sub-adviser to the AARP Funds (other than the AARP Money Market Fund) pursuant to a sub-advisory agreement.  SSgA FM is a wholly-owned subsidiary of

State Street Corporation, a publicly held bank holding company, which is also the parent company of State Street Bank and Trust Company (“State Street”).  SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.    The business, profession, vocation or employment of a substantial nature which each director or officer of the investment sub-adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME	POSITION

James E. Ross	Director and President, SSgA FM; Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

Peter Leahy	Director, SSgA FM; Executive Vice President, State Street Corporation; Chief Product Officer, State Street Global Advisors, a division of State Street Bank and Trust Company

Mitchell Shames	Director, SSgA FM; Chief Counsel and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

Thomas Kelly	Treasurer, SSgA FM; Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

[ ]	Chief Compliance Officer, SSgA FM; Chief Compliance and Risk Management Officer and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

Mark Duggan	Chief Legal Officer, SSgA FM; Senior Counsel and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

The principal business address of SSgA FM is One Lincoln Street, Boston, MA 02111-2900.

Item 27.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Fifth Third Funds, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDAX Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter
Edmund J. Burke	None	President; Director
Thomas A. Carter	None	Managing Director –Business Director; Director
Jeremy O. May	None	Managing Director – Operations and Client Service; Assistant Secretary; Director
Cameron L. Miller	None	Director
Robert J. Szydlowski	None	Chief Technology Officer

Diana Adams	None	Vice President, Controller, Treasurer
Tané T. Tyler	None	General Counsel, Secretary
Bradley J. Swenson	None	Chief Compliance Officer

*The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer, Pricing and Bookkeeping Agent; (f) Administrator; (g) Sub-Administrator; and (h) Custodian. The address of each is as follows:

(a)	Registrant
AARP Funds
650 F Street, N.W.
Washington, DC 20004

(b)	Investment Adviser
AARP Financial Incorporated
Two Highwood Drive, 2nd Floor
Tewksbury, MA 01876

(c)	Sub-Adviser
SSgA Funds Management Inc.
One Lincoln Street
Boston, MA 02111-2900

(d)	Principal Underwriter
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

(e)	Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

(f)	Administrator
AARP Financial Incorporated
Two Highwood Drive, 2nd Floor
Tewksbury, MA 01876

(g)	Sub-Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette, 4th Floor
Boston MA 02111

(h)	Custodian
State Street Bank and Trust Company
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 28th day of August, 2007.

AARP Funds

By:	/s/ Larry C. Renfro
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Larry C. Renfro	President	August 28, 2007
Larry C. Renfro	(Principal Executive Officer)

/s/ Richard M. Hisey	Treasurer	August 28, 2007
Richard M. Hisey	(Principal Financial Officer)

/s/ Larry C. Renfro	Trustee	August 28, 2007
Larry C. Renfro

/s/ Peter C. Clapman*	Trustee	August 28, 2007
Peter C. Clapman

/s/ Richard M. Reilly*	Trustee	August 28, 2007
Richard M. Reilly

/s/ Ellen B. Safir*	Trustee	August 28, 2007
Ellen B. Safir

/s/ Lynn E. Turner*	Trustee	August 28, 2007
Lynn E. Turner

*By:	/s/ Marc Duffy
Marc Duffy
as Attorney-in-Fact pursuant to Powers of Attorney

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”).  The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of AARP Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on August 28, 2007.  The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ James E. Ross
James E. Ross
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on August 28, 2007.  Each of the following persons is signing this Post-Effective Amendment No. 7 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ James E. Ross	Trustee and President (Principal Executive Officer), State Street Master Funds
James E. Ross

Gary L. French*	Treasurer (Principal Accounting Officer), State Street Master Funds
Gary L. French

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

*By:	/s/ Tim Walsh
Tim Walsh
as Attorney-in-Fact pursuant to Powers of Attorney

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Larry C. Renfro, Nancy M. Smith, and Marc Duffy, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of AARP Funds on Form N-1A (Securities Act File No. 333-129081 and Investment Company Act File No. 811-21825) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the AARP Funds concerning the filings and actions described herein.

Signature	Title	Date

/s/ Peter C. Clapman
Peter C. Clapman	Trustee	February 23, 2007

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Larry C. Renfro, Nancy M. Smith, and Marc Duffy, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of AARP Funds on Form N-1A (Securities Act File No. 333-129081 and Investment Company Act File No. 811-21825) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the AARP Funds concerning the filings and actions described herein.

Signature	Title	Date

/s/ Richard M. Reilly
Richard M. Reilly	Trustee	February 23, 2007

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Larry C. Renfro, Nancy M. Smith, and Marc Duffy, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of AARP Funds on Form N-1A (Securities Act File No. 333-129081 and Investment Company Act File No. 811-21825) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the AARP Funds concerning the filings and actions described herein.

Signature	Title	Date

/s/ Ellen B. Safir
Ellen B. Safir	Trustee	February 23, 2007

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Larry C. Renfro, Nancy M. Smith, and Marc Duffy, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of AARP Funds on Form N-1A (Securities Act File No. 333-129081 and Investment Company Act File No. 811-21825) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the AARP Funds concerning the filings and actions described herein.

Signature	Title	Date

/s/ Lynn E. Turner
Lynn E. Turner	Trustee	February 23, 2007

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Treasurer (Principal Financial Officer) of State Street Master Funds, constitutes and appoints each of Ryan M. Louvar, Julie A. Tedesco and Tim P. Walsh, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of State Street Master Funds on Form N-1A (Investment Company Act File No. 811-09599) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to State Street Master Funds concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 9th day of October, 2006.

SIGNATURE	TITLE

/s/Gary L. French	Treasurer (Principal Financial Officer)
Gary L. French

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of State Street Master Funds, constitutes and appoints each of Ryan M. Louvar, Julie A. Tedesco and Tim P. Walsh, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement on Form N-1A of any investment company that has invested substantially all of its investable assets in a series of State Street Master Funds, and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of April, 2006.

SIGNATURE	TITLE

/s/William L. Boyan	Trustee
William L. Boyan

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of State Street Master Funds, constitutes and appoints each of Ryan M. Louvar, Julie A. Tedesco and Tim P. Walsh, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement on Form N-1A of any investment company that has invested substantially all of its investable assets in a series of State Street Master Funds, and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of April, 2006.

SIGNATURE	TITLE

/s/Michael F. Holland	Trustee
Michael F. Holland

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of State Street Master Funds, constitutes and appoints each of Ryan M. Louvar, Julie A. Tedesco and Tim P. Walsh, as her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement on Form N-1A of any investment company that has invested substantially all of its investable assets in a series of State Street Master Funds, and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set her hand as of the 15th day of April, 2006.

SIGNATURE	TITLE

/s/Rina K. Spence	Trustee
Rina K. Spence

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of State Street Master Funds, constitutes and appoints each of Ryan M. Louvar, Julie A. Tedesco and Tim P. Walsh, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement on Form N-1A of any investment company that has invested substantially all of its investable assets in a series of State Street Master Funds, and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of April, 2006.

SIGNATURE	TITLE

/s/Douglas T. Williams	Trustee
Douglas T. Williams

AARP Funds
Post-Effective Amendment No. 7 to
Form N-1A Registration Statement

EXHIBIT LIST

Item Number	Item

23(e)(1)(d)	Addendum to Distribution Agreement
23(p)(4)	Amendment to Code of Ethics of SSgA Funds Management, Inc.